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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08405

Evergreen Select Money Market Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for six of its series, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Money Market Fund, for the quarter ended May 31, 2009. These series have February 28 fiscal year end.

Date of reporting period: May 31, 2009

Item 1 – Schedule of Investments

EVERGREEN INSTITUTIONAL 100% TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2009 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 99.9%
U.S. Treasury Bills ß:
0.09%, 06/04/2009-07/16/2009	$250,000,000	$249,985,829
0.11%, 06/18/2009	50,000,000	49,997,391
0.12%, 06/25/2009	50,000,000	49,996,017
0.125%, 06/18/2009	4,641,000	4,640,727
0.13%, 07/23/2009	25,000,000	24,995,251
0.15%, 06/04/2009-06/11/2009	110,874,000	110,871,153
0.17%, 09/10/2009	50,000,000	49,976,223
0.18%, 07/23/2009-08/06/2009	158,073,000	158,027,652
0.19%, 06/04/2009-08/27/2009	150,000,000	149,953,898
0.20%, 06/11/2009-08/13/2009	83,073,000	83,048,005
0.29%, 06/04/2009	10,608,000	10,607,740
0.375%, 10/08/2009	50,000,000	49,932,902
0.41%, 09/15/2009	25,000,000	24,969,488
0.45%, 09/10/2009	25,000,000	24,968,122
0.51%, 04/01/2010	40,000,000	39,826,214
1.34%, 07/02/2009	75,000,000	74,913,781
U.S. Treasury Notes:
4.00%, 08/31/2009	25,000,000	25,225,483
4.625%, 07/31/2009	48,000,000	48,344,614

Total Investments (cost $1,230,280,490) 99.9%		1,230,280,490
Other Assets and Liabilities 0.1%		1,004,143

Net Assets 100.0%		$1,231,284,633

ß	Rate shown represents the yield to maturity at date of purchase.

On May 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	1,230,280,490
Level 3 – Significant Unobservable Inputs	0

Total	$1,230,280,490

1

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2009 (unaudited)
	Principal Amount	Value

CERTIFICATES OF DEPOSIT 0.9%
Societe Generale, 1.13%, 10/07/2009 (cost $100,000,000)	$100,000,000	$100,000,000

COMMERCIAL PAPER 69.3%
Asset-Backed 36.8%
Alpine Securitization Corp., 0.22%, 06/16/2009	45,000,000	44,995,875
Amstel Funding Corp.:
1.30%, 06/01/2009	70,000,000	70,000,000
2.00%, 06/12/2009	150,000,000	149,908,333
Amsterdam Funding Corp., 0.38%, 06/10/2009	75,000,000	74,992,875
Antalis U.S. Funding Corp.:
0.50%, 06/04/2009	39,100,000	39,098,371
1.07%, 06/16/2009	25,000,000	24,988,854
Atlantic Asset Securitization Corp.:
0.18%, 06/01/2009	100,000,000	100,000,000
0.25%, 06/17/2009	100,000,000	99,988,889
Barton Capital Corp., 0.25%, 06/11/2009	15,000,000	14,998,958
Bryant Park Funding, LLC, 0.25%, 06/22/2009	51,000,000	50,992,563
Cancara Asset Securitization, LLC:
0.22%, 06/01/2009	35,000,000	35,000,000
0.84%, 08/13/2009	150,000,000	149,744,500
Charta Corp., 0.70%, 08/11/2009	153,000,000	152,788,775
Ciesco, LLC:
0.20%, 06/01/2009	100,000,000	100,000,000
0.40%, 07/23/2009	35,000,000	34,979,778
0.44%, 08/17/2009	50,000,000	49,952,944
Clipper Receivables Co.:
0.22%, 06/01/2009	50,000,000	50,000,000
0.27%, 06/03/2009	165,000,000	164,997,525
Concord Minutemen Capital Co., LLC:
0.60%, 06/01/2009	15,000,000	15,000,000
0.60%, 06/22/2009	130,000,000	129,954,500
CRC Funding, LLC, 0.65%, 08/04/2009	153,000,000	152,823,200
Crown Point Capital Co.:
0.60%, 06/01/2009	50,000,000	50,000,000
0.60%, 06/17/2009	120,000,000	119,968,000
Ebbets Funding, LLC:
0.55%, 06/15/2009	30,000,000	29,993,583
0.65%, 06/11/2009	140,000,000	139,974,722
Elysian Funding, LLC, 0.43%, 06/02/2009	150,000,000	149,998,208
Enterprise Funding, LLC, 0.55%, 06/02/2009	100,000,000	99,998,472
Erasmus Capital Corp.:
0.40%, 06/04/2009	25,000,000	24,999,167
0.40%, 06/12/2009	50,000,000	49,993,889
Gemini Securitization Corp., 0.32%, 06/09/2009	55,000,000	54,996,089
Govco, LLC, 0.55%, 07/20/2009	50,000,000	49,962,569
Grampian Funding, LLC, 0.45%, 06/01/2009	220,000,000	220,000,000
Lexington Parker Capital Co., LLC, 0.70%, 06/11/2009	140,000,000	139,972,778
Matchpoint Master Trust:
0.29%, 06/16/2009	77,770,000	77,760,603
0.31%, 06/16/2009	25,000,000	24,996,771
Mont Blanc Capital Corp., 0.34%, 06/05/2009	110,000,000	109,995,844
Nieuw Amsterdam Receivables Co., 0.22%, 06/01/2009	85,000,000	85,000,000
Picaros Funding, LLC, 0.70%, 06/22/2009	50,000,000	49,979,583
Ranger Funding Co., LLC, 0.20%, 06/03/2009	50,000,000	49,999,444
Regency Markets No. 1, LLC:
0.31%, 06/22/2009	100,000,000	99,981,917
0.35%, 06/10/2009	39,743,000	39,739,523
Romulus Funding Corp., 0.90%, 06/26/2009	70,000,000	69,956,250

1

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Scaldis Capital, Ltd.:
0.40%, 06/01/2009	$50,000,000	$50,000,000
0.45%, 06/04/2009	150,000,000	149,994,375
Starbird Funding Corp.:
0.25%, 06/02/2009	85,000,000	84,999,410
1.35%, 06/04/2009	70,000,000	69,992,125
Straight A Funding, LLC, 0.39%, 08/17/2009	50,000,000	49,958,292
Surrey Funding Corp., 0.30%, 06/18/2009	50,000,000	49,992,917
Thames Asset Global Securitization, Inc.:
0.25%, 06/05/2009	35,000,000	34,999,028
0.42%, 07/15/2009	50,000,000	49,974,333
0.70%, 07/07/2009	75,000,000	74,947,500

		4,057,331,332

Capital Markets 1.1%
Nordea Investment Management North America, Inc.:
0.24%, 06/12/2009	15,000,000	14,998,900
0.50%, 06/05/2009	110,000,000	109,993,889

		124,992,789

Commercial Banks 23.2%
Abbey National plc, 0.25%, 06/15/2009	50,000,000	49,995,139
ABN AMRO Holding NV:
0.27%, 06/19/2009	75,000,000	74,989,875
0.29%, 06/19/2009	75,000,000	74,989,125
Allied Irish Banks plc:
0.35%, 06/03/2009	100,000,000	99,998,056
0.39%, 06/04/2009	65,000,000	64,997,888
ASB Finance, Ltd.:
0.625%, 06/09/2009	70,000,000	69,990,278
0.65%, 06/02/2009	27,000,000	26,999,513
Banco Bilbao Vicaya, 0.21%, 06/03/2009	70,000,000	69,999,183
BNP Paribas SA, 1.00%, 09/01/2009	100,000,000	99,744,444
Calyon, 0.65%, 06/15/2009	150,000,000	149,962,083
Danske Corp.:
0.90%, 06/23/2009	35,000,000	34,980,750
1.05%, 07/20/2009	135,000,000	134,807,062
Dexia Delaware, LLC:
0.25%, 06/01/2009	55,000,000	55,000,000
0.40%, 06/04/2009	165,000,000	164,994,500
DnB NOR Bank ASA, 0.20%, 06/02/2009	150,000,000	149,999,167
Eksportfin ANS ASA, 0.25%, 06/03/2009	150,000,000	149,997,917
Fortis Funding, LLC, 0.25%, 06/03/2009	165,000,000	164,997,708
Lloyds Bank plc, 0.67%, 08/18/2009	150,000,000	149,782,250
Natixis, 0.25%, 06/05/2009	215,000,000	214,994,028
Rabobank USA Financial Corp.:
0.15%, 06/01/2009	50,000,000	50,000,000
0.59%, 11/18/2009	150,000,000	149,582,083
Societe Generale, 0.23%, 06/01/2009	200,000,000	200,000,000
Swedbank AB:
0.82%, 02/12/2010	50,000,000	49,708,444
0.82%, 02/18/2010	100,000,000	99,403,222

		2,549,912,715

Consumer Finance 1.4%
General Electric Capital Corp., 0.30%, 06/05/2009	150,000,000	149,995,000

2

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Diversified Financial Services 4.8%
ING (U.S.) Funding, LLC:
0.59%, 08/03/2009	$35,200,000	$35,163,656
0.59%, 08/06/2009	60,000,000	59,935,100
0.60%, 08/06/2009	65,000,000	64,928,500
KBC Financial Products USA, Inc.:
0.24%, 06/01/2009	60,000,000	60,000,000
0.62%, 06/03/2009	160,000,000	159,994,489
UBS AG:
0.20%, 06/01/2009	50,000,000	50,000,000
0.375%, 06/08/2009	100,000,000	99,992,708

		530,014,453

Insurance 0.5%
Prudential plc, 0.40%, 06/15/2009	50,000,000	49,992,222

Thrifts & Mortgage Finance 1.5%
Nationwide Building Society:
0.27%, 06/29/2009	65,000,000	64,986,350
1.38%, 06/12/2009	100,000,000	99,957,834

		164,944,184

Total Commercial Paper (cost $7,627,182,695)		7,627,182,695

CORPORATE BONDS 6.5%
Commercial Banks 1.8%
U.S. Bank, FRN, 0.76%, 08/24/2009	200,000,000	200,000,000

Consumer Finance 2.8%
American Honda Finance Corp., FRN, 0.81%, 08/26/2009 144A	200,000,000	200,000,000
General Electric Capital Corp.:
7.75%, 06/09/2009	29,000,000	29,029,083
FRN, 0.35%, 06/24/2009	80,000,000	80,000,000

		309,029,083

Food & Staples Retailing 1.0%
Wal-Mart Stores, Inc., 5.75%, 06/01/2009	105,000,000	105,000,000

Insurance 0.9%
Jackson National Life Global Holdings, FRN, 1.60%, 06/23/2009 144A	100,000,000	100,000,000

Total Corporate Bonds (cost $714,029,083)		714,029,083

FUNDING AGREEMENTS 3.6%
Transamerica Occidental Funding Agreement:
0.62%, 06/01/2009 +	100,000,000	100,000,000
0.63%, 06/01/2009 +	235,000,000	235,000,000
1.36%, 07/01/2009 +	65,000,000	65,000,000

Total Funding Agreements (cost $400,000,000)		400,000,000

MASTER NOTE 1.5%
Bank of America Corp., 0.52%, 05/20/2010 (cost $165,000,000)	165,000,000	165,000,000

TIME DEPOSITS 3.5%
Bank of Ireland:
0.27%, 06/01/2009	50,000,000	50,000,000
0.35%, 06/03/2009	165,000,000	165,000,000
Societe Generale, 0.19%, 06/01/2009	175,000,000	175,000,000

Total Time Deposits (cost $390,000,000)		390,000,000

3

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 13.4%
FFCB, FRN, 0.82%, 08/04/2009	$125,000,000	$125,000,000
FHLB:
4.50%, 10/09/2009	6,000,000	6,096,890
FRN:
0.22%, 06/23/2009	150,000,000	149,906,952
0.53%, 01/12/2010	125,000,000	125,000,000
FHLMC, FRN:
0.72%, 01/22/2010	250,000,000	250,000,000
1.22%, 07/30/2009	125,000,000	125,000,000
FNMA, FRN:
0.41%, 09/03/2009	450,000,000	449,988,443
1.03%, 07/13/2009	250,000,000	250,018,635

Total U.S. Government & Agency Obligations (cost $1,481,010,920)		1,481,010,920

REPURCHASE AGREEMENTS ^^ 1.2%
Barclays Capital, Inc., 0.17%, dated 05/29/2009, maturing 06/01/2009, maturity value $50,000,708 (1)	50,000,000	50,000,000
Deutsche Bank AG, 0.32%, dated 05/29/2009, maturing 06/01/2009, maturity value $45,001,200 (2)	45,000,000	45,000,000
State Street Corp., 0.12%, dated 05/29/2009, maturing 06/01/2009, maturity value $32,480,856 (3)	32,480,531	32,480,531

Total Repurchase Agreements (cost $127,480,531)		127,480,531

Total Investments (cost $11,004,703,229) 99.9%		11,004,703,229
Other Assets and Liabilities 0.1%		8,229,939

Net Assets 100.0%		$11,012,933,168

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid.
^^	Collateralized by:
(1)	$31,365,000 FHLMC, 1.04%, 07/14/2010, value including accrued interest is $31,418,007; $20,144,000 FNMA, 4.15%, 12/17/2018, value including accrued interest is $19,582,285.
(2)	$47,487,438 Autobahn Funding Co., 0.00%, 06/05/2009, value is $47,250,001.
(3)	$34,00,000 U.S. Treasury Note, 3.375%, 09/15/2009, value including accrued interest is $34,873,966.

The date shown for each security represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

Summary of Abbreviations

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

On May 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

4

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	11,004,703,229
Level 3 – Significant Unobservable Inputs	0

Total	$11,004,703,229

5

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2009 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER 0.4%
Mercer Cnty., ND PCRB, Basin Elec. Power Coop., Ser. 2009-1, 1.00%, 07/09/2009, (Gtd. by Basin Elec. Power Coop.) (cost $32,500,000)	$32,500,000	$32,500,000

MUNICIPAL OBLIGATIONS 103.3%
AIRPORT 3.2%
Austin, TX Arpt. Sys. RRB:
Ser. 2005-1, 3.50%, VRDN, (Insd. by FSA & SPA: Dexia SA)	22,825,000	22,825,000
Ser. 2005-3, 1.25%, VRDN, (Insd. by FSA & SPA: Dexia SA)	15,165,000	15,165,000
Ser. A, 0.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	24,200,000	24,200,000
Broward Cnty., FL Arpt. Sys. RB, Ser. N, 0.53%, VRDN, (LOC: Assured Guaranty)	73,500,000	73,500,000
Charlotte, NC Arpt. RRB, Charlotte Douglas Arpt., Ser. D, 0.35%, VRDN, (LOC: Bank of America Corp.)	4,700,000	4,700,000
Chicago, IL O’Hare Intl. Arpt. RB:
ROC RR-II-R 11430, 0.99%, VRDN, (Liq.: Citibank, NA)	21,135,000	21,135,000
Ser. 1990, 0.45%, VRDN, (SPA: Societe Generale)	11,000,000	11,000,000
Denver City & Cnty. Aprt. RB, Ser. 2007-102, Class A, 0.49%, VRDN, (Insd. by MBIA & Liq.: Citibank, NA)	7,600,000	7,600,000
Hillsborough Cnty., FL Aviation Auth. RRB, Tampa Intl. Arpt. Proj., Ser. A, 5.50%, 10/01/2009, (Insd. by FSA)	2,820,000	2,859,084
Lexington-Fayette Cnty., KY Aprt. RB:
Ser. A, 0.45%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,900,000	8,900,000
Ser. B, 0.25%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,400,000	4,400,000
Louisville, KY Regl. Arpt. Auth. Spl. Facs. RB, OH, LLC Proj., Ser. A, 0.19%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	8,600,000	8,600,000
Miami-Dade Cnty., FL Aviation RB, Ser. 34, 0.34%, VRDN, (SPA: Societe Generale)	11,870,000	11,870,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj., Ser. B, 0.77%, VRDN, (Gtd. by Boeing Co.)	5,000,000	5,000,000
Piedmont, NC Triad Arpt. Auth. RRB:
Ser. A, 0.35%, VRDN, (LOC: Branch Bank & Trust Co.)	4,340,000	4,340,000
Ser. B, 0.60%, VRDN, (LOC: Branch Bank & Trust Co.)	4,930,000	4,930,000
Raleigh Durham, NC Arpt. Auth. RRB, Ser. 2008-C, 2.95%, VRDN, (LOC: SunTrust Banks, Inc.)	8,845,000	8,845,000

		239,869,084

CONTINUING CARE RETIREMENT COMMUNITY 0.6%
Massachusetts Dev. Fin. Agcy. RB, Newbridge on the Charles, Inc., Ser. 2007-343, 0.89%, VRDN, (LOC: Bank of America Corp.)	47,000,000	47,000,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. 1992, 2.75%, VRDN, (LOC: SunTrust Banks, Inc.)	1,750,000	1,750,000

		48,750,000

EDUCATION 6.1%
Albemarle Cnty., VA EDA Edl. Facs. RB, Annes Belfield, Inc., Ser. 2008, 2.75%, VRDN, (LOC: SunTrust Banks, Inc.)	6,000,000	6,000,000
Auburn Univ. RB, ROC-RR-II-R-784PB, 0.64%, VRDN, (Insd. by FSA)	30,000	30,000
Boise State Univ. RB, Solar Eclipse Proj., Ser. 2007-0002, 0.30%, VRDN, (LOC: US Bank)	27,690,000	27,690,000
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ. Proj., 2.95%, VRDN, (LOC: SunTrust Banks, Inc.)	2,210,000	2,210,000
Colorado Edl. & Cultural Facs. Auth. RB, Natl. Jewish Fed. Proj., 0.30%, VRDN, (LOC: US Bank)	5,100,000	5,100,000
Connecticut Hlth. & Edl. Facs. Auth. RB, Ser. 13TP, 0.29%, VRDN, (LOC: Wells Fargo & Co.) °°	7,300,000	7,300,000
District of Columbia RB, George Washington Univ. Proj.:
Ser. B, 0.25%, VRDN, (LOC: Bank of America Corp.)	9,250,000	9,250,000
Ser. C, 0.25%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,025,000	9,025,000
Florida Ed. Sys. RB, Solar Eclipse Proj., Ser. 2006-0041, 0.29%, VRDN, (LOC: US Bank)	12,010,000	12,010,000
Florida Gulf Coast Univ. Fin. Corp. RB, Parking Proj., Ser. A, 0.34%, VRDN, (LOC: Harris NA)	8,000,000	8,000,000
Fulton Cnty., GA Dev. Auth. RB, Trinity Sch. Proj., Ser. 2000, 2.75%, VRDN, (LOC: SunTrust Banks, Inc.)	2,000,000	2,000,000
Harris Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Ser. B, 0.65%, VRDN, (LOC: Allied Irish Banks plc)	50,000,000	50,000,000
Huntsville, AL Edl. Bldg. Auth. RB, Oakwood College Proj., 2.75%, VRDN, (LOC: SunTrust Banks, Inc.)	6,550,000	6,550,000

1

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Illinois Fin. Auth. RB:
Drivers Trust, Ser. 3302, 0.32%, VRDN, (Liq.: JPMorgan Chase & Co.)	$6,200,000	$6,200,000
University of Chigago Med. Proj., Ser. B-1, 0.25%, VRDN, (SPA: Bank of Montreal)	4,200,000	4,200,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Ser. 1003, 0.34%, VRDN, (LOC: Bank of America Corp.)	6,665,000	6,665,000
Massachusetts Dev. Fin. Agcy. RB, Cushing Academy Proj., 0.37%, VRDN, (Gtd. by TD Banknorth, NA)	12,500,000	12,500,000
McPherson, KS Edl. Facs. RB:
Ser. A, 0.37%, VRDN, (LOC: Bank of America Corp.)	3,670,000	3,670,000
Ser. B, 0.37%, VRDN, (LOC: Bank of America Corp.)	2,085,000	2,085,000
New Hampshire Hlth. & Edl. Facs. Auth. RB:
Brewster Academy Proj., 1.25%, VRDN, (SPA: Allied Irish Banks plc)	9,485,000	9,485,000
Dartmouth College Proj., 0.15%, VRDN, (Gtd. by Dartmouth College)	26,200,000	26,200,000
North Carolina RB, Drivers Trust, Ser. 3248, 0.32%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,915,000	5,915,000
Northern Arizona Univ. RB, Solar Eclipse Proj., Ser. 2007-0014, 0.29%, VRDN, (Insd. by FGIC & LOC: US Bank)	21,070,000	21,070,000
Ohio Higher Ed. Facs. RB, Cedarville Univ. Proj., 2.10%, VRDN, (LOC: KeyCorp)	1,665,000	1,665,000
Pennsylvania Higher Ed. Student Loan RB, Ser. A, 2.00%, VRDN, (Insd. by AMBAC & Liq.: Morgan Stanley)	105,000,000	105,000,000
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Hlth. Sys., Ser. A, 0.17%, VRDN, (LOC: Bank of America Corp.)	20,000,000	20,000,000
Polk Cnty., FL Sch. Board COP, Ser. 2931Z, 1.09%, VRDN, (LOC: FSA & Liq.: JPMorgan Chase & Co.)	7,130,000	7,130,000
Princeton, OH Sch. Dist. MSTR RB, 0.44%, VRDN, (SPA: Societe Generale)	4,740,000	4,740,000
St. Joseph Cnty., IN EDRB, Grace Christian Schools Proj., 1.27%, VRDN, (LOC: Bank One)	1,425,000	1,425,000
University of North Carolina RB, Chapel Hill Univ. Hosp. Proj., Ser. A, 0.13%, VRDN, (LOC: Bank of America Corp.)	6,300,000	6,300,000
University of Vermont RB, Vermont State Agricultural College Proj., Ser. 2007-88, Class A, 0.99%, VRDN, (Insd. by AMBAC & LOC: Citibank, NA)	19,800,000	19,800,000
University of Virginia RB, Drivers Trust, Ser. 3188-Z, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	17,040,000	17,040,000
Wyoming Student Loan Corp. RB, Ser. A-3, 0.44%, VRDN, (SPA: Royal Bank of Canada)	40,000,000	40,000,000

		466,255,000

ELECTRIC REVENUE 1.0%
California Dept. of Water & Power Supply RB, Ser. F-4, 0.20%, VRDN, (LOC: Bank of America Corp.)	32,125,000	32,125,000
Effingham Cnty., GA IDA PCRRB, 0.21%, VRDN, (Gtd. by Savannah Elec. & Power Co.)	13,870,000	13,870,000
Illinois Fin. Auth. PCRB, Ser. F, 0.35%, VRDN, (Liq.: JPMorgan Chase & Co.)	10,200,000	10,200,000
Michigan Strategic Fund RB, Consumers Energy Co. Proj., 0.36%, VRDN, (Liq.: Wells Fargo & Co.) °°	7,000,000	7,000,000
Ohio Air Quality Dev. Auth. RB, Dayton Power Proj., Ser. B, 0.42%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,350,000	8,350,000
San Antonio, TX RB, Drivers Trust, Ser. 3247, 0.32%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,730,000	2,730,000

		74,275,000

GENERAL OBLIGATION – LOCAL 5.7%
Aurora, CO Centretech Metro. Dist. GO, Ser. 1998-C, 0.39%, VRDN, (LOC: US Bank)	3,170,000	3,170,000
Bachelor Gulch Metro. Dist. Colorado GO, 0.39%, VRDN, (LOC: Compass Bancshares, Inc.)	3,335,000	3,335,000
Brighton Crossing Metro. Dist. Colorado GO, 0.39%, VRDN, (LOC: Compass Bancshares, Inc.)	5,700,000	5,700,000
Chicago, IL Board of Ed. GO, Ser. 2009A-1, 0.32%, VRDN, (LOC: Harris Trust & Savings)	5,000,000	5,000,000
Chicago, IL Eclipse Funding Trust GO, Solar Eclipse Proj., Ser. 2006-0003, 0.29%, VRDN, (Insd. by FSA & LOC: US Bank)	9,240,000	9,240,000
Chicago, IL GO:
Deutsche Bank Spears-Lifers Trust, Ser. DB-393, 0.37%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	14,525,000	14,525,000
Ser. B-1, 0.15%, VRDN, (Liq.: JPMorgan Chase & Co.)	17,365,000	17,365,000
Ser. B-3, 0.15%, VRDN, (Liq.: JPMorgan Chase & Co.)	29,500,000	29,500,000
Ser. ZC-1, 3.39%, VRDN, (Insd. by FGIC & LOC: Bank of America Corp.)	64,503,000	64,503,000
Clark Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0146, 0.29%, VRDN, (LOC: U.S. Bank NA)	19,855,000	19,865,995
Cypress-Fairbanks, TX GO, Drivers Trust, Ser. 3246-Z, 0.30%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	4,995,000	4,995,000
El Paso, TX Independent Sch. Dist. GO, Ser. 1035, 0.42%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	625,000	625,000

2

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Indianapolis, IN Pub. Impt. GO:
Ser. 2009-B, 0.78%, 06/01/2009, (LOC: Bank of New York Mellon Corp.)	$14,000,000	$14,000,000
Ser. F-1, 0.45%, 08/31/2009, (Gtd. by Indianapolis Public Improvement Bond Bank)	16,500,000	16,500,000
Kane McHenry Cook & De Kalb, IL GO, Sch. Dist. No. 300, Ser. 2007, 0.64%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	23,965,000	23,965,000
Lanse Creuse, MI Pub. Sch. Bldg. & Site GO, Ser. 2008, 1.15%, VRDN, (LOC: JPMorgan Chase & Co.)	57,925,000	57,925,000
Lenexa, KS GO, Ser. A, 5.00%, 09/01/2009, (Insd. by FSA)	5,115,000	5,169,769
Morgan Hill, CA Sch. Dist. MSTR GO, Ser. 39, 0.31%, VRDN, (SPA: Societe Generale)	5,000,000	5,000,000
New York, NY GO:
Ser. 3823, 2.37%, VRDN, (SPA: Dexia Credit Local)	14,935,000	14,935,000
Ser. A, 0.15%, VRDN, (LOC: JPMorgan Chase & Co.)	15,200,000	15,200,000
Ser. A-10, 0.15%, VRDN, (LOC: JPMorgan Chase & Co.)	14,080,000	14,080,000
Ser. B-2, 0.15%, VRDN, (LOC: JPMorgan Chase & Co.)	10,000,000	10,000,000
Oyster Bay, NY GO, BAN, Ser. 2009-A, 1.00%, 03/12/2010, (LOC: JPMorgan Chase & Co.)	40,000,000	40,136,070
Socorro, TX Independent Sch. Dist. GO, Ser. 1036, 0.42%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	1,230,000	1,230,000
Triview, CO Metro. Dist. GO, Ser. A, 0.39%, VRDN, (LOC: Compass Bank)	6,740,000	6,740,000
Ukiah, CA Union Sch. Dist. GO, Deutsche Bank Spears Trust, Ser. DB-382, 0.21%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	14,795,000	14,795,000
Will Cnty., IL GO, Deutsche Bank Spears-Lifers Trust, Ser. DB-365, 0.46%, VRDN, (Insd. by FSA & SPA: Deutsche Bank AG)	18,465,000	18,465,000

		435,964,834

GENERAL OBLIGATION – STATE 1.7%
California MSTR GO, Ser. 42A, 0.31%, VRDN, (SPA: Societe Generale)	4,075,000	4,075,000
California Schools GO, Deutsche Bank Spears Trust, Ser. DBE-648, 0.33%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	3,627,000	3,627,000
Colorado GO, Parker Automotive Proj., 0.39%, VRDN, (LOC: US Bank)	3,500,000	3,500,000
Connecticut GO, Ser. A-1, 1.50%, VRDN, (SPA: Dexia SA)	44,940,000	44,940,000
District of Columbia GO, ROC RR-II-R 11072, 0.49%, VRDN, (LOC: Citibank, NA)	10,010,000	10,010,000
Florida Board of Ed. GO, Ser. 137, 0.32%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,835,000	8,835,000
Massachusetts GO:
Drivers Trust, Ser. 3187-Z, 0.30%, VRDN	8,205,000	8,205,000
Ser. 2648, 0.54%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	3,700,000	3,700,000
Mississippi Dev. Bank Spl. Obl. GO, Solar Eclipse Proj., Ser. 2006-0153, 0.29%, VRDN, (LOC: US Bank)	7,455,000	7,455,000
Pennsylvania GO, Drivers Trust, Ser. 3250, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,610,000	1,610,000
Texas GO, Ser. 2008-A, 1.55%, VRDN, (SPA: Dexia SA)	21,770,000	21,770,000
Washington GO:
Deutsche Bank Spears/Lifers Trust, Ser. DB-446, 0.33%, VRDN, (Insd. by AMBAC & SPA: Deutsche Bank AG)	2,550,000	2,550,000
Ser. 2650-Z, 0.30%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	1,000,000	1,000,000
Wisconsin GO, ROC RR-II-R 11604, 0.39%, VRDN, (Liq.: Citibank, NA)	7,100,000	7,100,000

		128,377,000

HOSPITAL 16.0%
Albany-Dougherty Cnty., GA Hosp. Auth. RRB, Antics Cert. Phoebe, Ser. A, 1.15%, VRDN, (LOC: SunTrust Banks, Inc.)	21,225,000	21,225,000
Branch Banking & Trust Muni. Trust RB, Ser. 2041, 0.52%, VRDN, (LOC: Branch Bank & Trust Co.)	4,460,000	4,460,000
California Hlth. Facs. Fin. Auth. RB, Eagle 2007-147, Class A, 0.39%, VRDN, (Liq.: Citibank, NA)	20,335,000	20,335,000
Charlotte-Mecklenberg Hosp. Auth. RB, Ser. 2007-G, 3.50%, VRDN, (Insd. by FSA & SPA: Dexia SA)	13,700,000	13,700,000
Chesapeake, VA Hosp. Facs. Auth. RB, Chesapeake Gen. Hosp. Proj., Ser. B, 2.75%, VRDN, (LOC: SunTrust Banks, Inc.)	4,645,000	4,645,000
Clackamas Cnty., OR Hosp Facs. Auth. RB, Legacy Hlth. Sys. Proj., Ser. A, 0.22%, VRDN, (LOC: US Bank)	13,700,000	13,700,000
Cuyahoga Cnty., OH Hosp. RRB, Univ. Hosp. Hlth. Sys., Inc. Proj., Ser. 263, 0.77%, VRDN, (Insd. by MBIA)	80,175,000	80,175,000

3

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Daphne-Villa Mercy, AL Special Care Facs. Fin. Auth. RB, Mercy Med. Proj., Ser. 1997, 3.25%, VRDN, (LOC: Regions Bank)	$20,450,000	$20,450,000
Dickson Cnty., TN Indl. Dev. Board RB, Renaissance Learning Ctr. Proj., Ser. 1997, 2.80%, VRDN, (LOC: SunTrust Banks, Inc.)	1,500,000	1,500,000
Geauga Cnty., OH RB, South Franklin Cir. Proj., Ser. A, 1.45%, VRDN, (LOC: Key Bank, NA)	6,800,000	6,800,000
Grand Forks, ND Hosp. Facs. Auth. RB, United Hosp. Proj., 0.19%, VRDN, (LOC: LaSalle Bank NA)	8,840,000	8,840,000
Harris Cnty., TX Cultural Ed. Facs. RB, Texas Med. Ctr. Proj., Ser. A, 0.25%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,790,000	2,790,000
Harris Cnty., TX Hlth. Facs. RB, Ser. 2008-A, 2.50%, VRDN, (Insd. by FSA & SPA: Dexia SA)	20,000,000	20,000,000
Highlands Cnty., FL Hlth. Facs. Auth. Hosp. RRB, Adventist Hlth. Sys. Proj.:
Ser. 2003-A, 2.30%, VRDN, (LOC: SunTrust Banks, Inc.)	19,150,000	19,150,000
Ser. 2003-C, 0.37%, VRDN, (Gtd. by Adventist Hlth. Sys.)	11,595,000	11,595,000
Illinois Fin. Auth. RB:
Centegra Hlth. Proj., 1.97%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	45,175,000	45,175,000
Children’s Hosp. Proj., Ser. 2008-1098, 0.64%, VRDN, (Insd. by Assured Gty. Corp. & LOC: Bank of America Corp.)	13,250,000	13,250,000
Resurrection Hlth. Proj., Ser. C, 0.55%, VRDN, (LOC: LaSalle Bank, NA)	21,700,000	21,700,000
Ser. A, 0.25%, VRDN, (Liq.: JPMorgan Chase & Co.)	32,170,000	32,170,000
Illinois Hlth. Facs. Auth. RB:
Ingalls Hlth. Sys. Proj., 0.25%, VRDN, (Liq.: JPMorgan Chase & Co.)	47,500,000	47,500,000
ROC RR-II-R 401, 0.39%, VRDN, (Insd. by FHA & LOC: Citibank, NA)	7,870,000	7,870,000
Ser. F, 0.35%, VRDN, (Liq.: JPMorgan Chase & Co.)	16,000,000	16,000,000
Indiana Fin. Auth. RB, Trinity Hlth. Proj., Ser. D 2, 0.15%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	21,250,000	21,250,000
Johnson City, TN Hlth. & Edl. Facs. RB, Health Alliance Proj., Ser. A, 3.25%, VRDN, (LOC: Regions Bank)	125,000,000	125,000,000
Knox Cnty., TN Hlth. Edl. & Hsg. Facs. Board Hosp. RRB, Covenant Hlth. Proj.:
Ser. 2006-B4, 1.15%, VRDN, (SPA: SunTrust Banks, Inc.)	11,000,000	11,000,000
Ser. B1, 1.10%, VRDN, (LOC: SunTrust Banks, Inc.)	15,000,000	15,000,000
Lehigh Cnty., PA Gen. Purpose RB, Ser. 385, 1.10%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	15,640,000	15,640,000
Louisiana Pub. Facs. Auth. RB:
Commcare Corp. Proj., Ser. 2008-B, 0.39%, VRDN, (Liq.: JPMorgan Chase & Co.)	15,000,000	15,000,000
Franciscan Missionaries, Ser. C, 0.40%, VRDN	27,975,000	27,975,000
Louisiana Pub. Facs. Auth. RRB, Ser. B, 1.25%, VRDN, (LOC: Regions Bank)	19,300,000	19,300,000
Macon Trust Variable Cert., Ser. 2007-343, 0.89%, VRDN, (LOC: Bank of America Corp.)	27,388,000	27,388,000
Macon-Bibb Cnty., GA Hosp. Auth. RB, Central GA Hlth. Proj., 1.15%, VRDN, (LOC: SunTrust Banks, Inc.)	11,540,000	11,540,000
Mississippi Hosp. Facs. Auth. RB, Baptist Mem. Hlth. Proj., Ser. B-2, 0.70%, 07/09/2009, (LOC: Regions Bank)	35,000,000	35,000,000
Missouri Hlth. & Edl. Facs. RB, Cox Hlth. Proj., Ser. C, 0.35%, VRDN, (LOC: Bank of America Corp.)	11,000,000	11,000,000
North Carolina Healthcare Facs. Auth. RB:
FirstHealth Carolinas Proj., Ser. B, 0.30%, VRDN, (LOC: Branch Bank & Trust Co.)	15,200,000	15,200,000
Univ. Hlth. Sys. Proj.:
Ser. A1, 0.31%, VRDN, (LOC: Bank of America Corp.)	7,600,000	7,600,000
Ser. A2, 0.35%, VRDN, (LOC: Bank of America Corp.)	11,265,000	11,265,000
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB, Univ. Hlth. Sys. of Eastern Carolina, Ser. 2008-B-1, 0.22%, VRDN, (LOC: Bank of America Corp.)	4,900,000	4,900,000
North Carolina Med. Care Ctr. RB:
Baptist Hosp. Proj.:
Ser. B, 0.27%, VRDN, (LOC: RBC Bank, USA)	5,700,000	5,700,000
Ser. C, 0.27%, VRDN, (LOC: Branch Bank & Trust Co.)	5,700,000	5,700,000
Ser. 2006-1, 2.80%, VRDN, (LOC: SunTrust Banks, Inc.)	19,995,000	19,995,000
Oakbend, TX Med. Ctr. RB, Ser. 2008, 3.10%, VRDN, (LOC: Regions Bank)	58,500,000	58,500,000
Orange Cnty., FL Hlth. Facs. Auth. RB:
Orlando Hosp. Proj.:
Ser. D, 1.15%, VRDN, (LOC: SunTrust Banks, Inc.)	15,000,000	15,000,000
Ser. G, 3.12%, VRDN, (LOC: SunTrust Banks, Inc.)	3,000,000	3,000,000

4

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Orange Cnty., FL Hlth. Facs. Auth. RB:
Orlando Regl. Healthcare Proj., Ser. 2004, 1.15%, VRDN, (LOC: SunTrust Banks, Inc.)	$8,965,000	$8,965,000
Ser. 237, 0.77%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	101,000,000	101,000,000
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Bethesda Hlth. Care Proj., Ser. 2001, 1.15%, VRDN, (LOC: SunTrust Banks, Inc.)	14,245,000	14,245,000
Parma, OH Hosp. Impt. RB, Parma Cmnty. Gen. Hosp., Ser. A, 0.36%, VRDN, (Liq.: JPMorgan Chase & Co.)	12,100,000	12,100,000
Pell City, AL Spl. Care Facs. Auth. RB, Noland Hlth. Svcs., Inc. Proj., Ser. 2009A, 0.34%, VRDN, (LOC: US Bank)	4,000,000	4,000,000
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Children’s Hosp. Proj., Ser. B, 0.20%, VRDN, (SPA: JPMorgan Chase & Co.)	37,500,000	37,500,000
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Proj., Ser. A-1, 0.24%, VRDN, (LOC: US Bank)	7,500,000	7,500,000
Pinellas Cnty., FL Hlth. Facs. Auth. RRB, Bayfront Hosp. Proj., Ser. 2006-A, 1.15%, VRDN, (LOC: SunTrust Banks, Inc.)	8,300,000	8,300,000
Polk Cnty., FL IDA RB, Winter Haven Hosp Proj., Ser. A, 1.15%, VRDN, (LOC: SunTrust Banks, Inc.)	5,000,000	5,000,000
Rhode Island Hlth. & Edl. Bldg. Corp. Hlth. Facs. RB, Ser. A, 0.52%, VRDN, (SPA: Allied Irish Banks plc)	8,725,000	8,725,000
South Broward, FL Hosp. Dist. RB, Solar Eclipse Proj., Ser. 2006-0043, 0.29%, VRDN, (LOC: US Bank)	5,000,000	5,000,000
South Carolina EDA RB, Anmed Hlth. Proj., Ser. C, 0.22%, VRDN, (LOC: Branch Banking & Trust Co.)	5,000,000	5,000,000
South Carolina Jobs EDA Hosp. Facs. RB, Ser. 2009, 2.25%, 07/15/2009, (Liq.: Branch Bank & Trust)	21,000,000	21,006,381
St. Charles Cnty., MO RB, United Handicap Svcs., 0.48%, VRDN, (LOC: U.S. Bancorp)	4,560,000	4,560,000
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Texas Hlth. Resources Proj., Ser. D, 0.20%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,875,000	3,875,000
Travis Cnty., TX Hlth. Facs. Dev. Corp. RB, Ascension Hlth. Credit Proj., Ser. A, 6.25%, 12/15/2009, (Insd. by MBIA)	11,140,000	11,739,375
Washington Healthcare Facs. Auth. RB:
Adventist Hlth. Sys. Proj., 1.37%, VRDN, (LOC: Bank of New York Mellon Corp.)	700,000	700,000
Swedish Hlth. Svcs. Proj., Ser. B, 0.20%, VRDN, (LOC: US Bank)	12,000,000	12,000,000
White Cnty., IN Hosp. Assn. RB, 3.25%, VRDN, (LOC: Regions Finl. Corp.)	23,800,000	23,800,000

		1,209,998,756

HOUSING 23.1%
Alaska Hsg. Fin. Corp. RB:
Ser. 2002-A, 2.25%, VRDN, (SPA: Dexia SA)	53,560,000	53,560,000
Ser. 2006-0022, 0.30%, VRDN, (LOC: US Bank)	14,825,000	14,868,385
Ser. A, 0.30%, VRDN, (LOC: US Bank)	13,480,000	13,480,000
Alexandria, VA Redev. & Hsg. RB, PFOTER, Ser. C-2, 0.54%, VRDN, (SPA: Royal Bank of Canada)	18,395,000	18,395,000
Atlanta, GA Hsg. Auth. MHRB, Vlgs. at Carver Proj., 2.95%, VRDN, (LOC: SunTrust Banks, Inc.)	8,100,000	8,100,000
Atlanta, GA Urban Residential Finl. Auth. MHRB, Lindbergh City Ctr. Apts. Proj., Ser. 2004, 3.30%, VRDN, (LOC: Regions Bank)	4,000,000	4,000,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., Ser. 1995, 0.34%, VRDN, (LOC: Harris Trust & Savings)	800,000	800,000
California CDA MHRRB, PUTTER:
IAC Proj., Ser. 2680, 0.49%, VRDN, (Liq.: JPMorgan Chase & Co.)	23,000,000	23,000,000
Ser. 2681, 0.64%, VRDN, (Liq.: & LOC: JPMorgan Chase & Co.)	7,300,000	7,300,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 1999-02, 0.54%, VRDN, (SPA: State Street Corp.)	5,261,945	5,261,945
Ser. 2004-10, 0.54%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	6,495,000	6,495,000
Ser. 2005-03, 0.51%, VRDN, (Insd. by FSA & SPA: State Street Corp.) 144A	56,800,000	56,800,000
Ser. 2005-13, 0.51%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	14,474,000	14,474,000
Ser. 2005-14, 0.54%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	19,154,000	19,154,000
Ser. 2005-30, 0.54%, VRDN, (LOC: State Street Corp.)	25,180,000	25,180,000
Ser. 2005-31, 0.54%, VRDN, (LOC: AMBAC & SPA: State Street Corp.)	24,330,000	24,330,000
Ser. 2006-02, 0.54%, VRDN, (SPA: State Street Corp.)	25,155,000	25,155,000
Ser. 2006-06, 0.54%, VRDN, (Liq.: State Street Corp.)	20,192,000	20,192,000
Ser. 2006-10, 0.54%, VRDN, (Gtd. by State Street Corp.)	2,080,000	2,080,000
Columbus, GA Hsg. Auth. MHRB, Eagles Trace Apts. Proj., 2.95%, VRDN, (LOC: SunTrust Banks, Inc.)	5,710,000	5,710,000

5

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Dakota Cnty., MN CDA RB, View Pointe Apts. Proj., Ser. 2007-A, 0.49%, VRDN, (Insd. by FNMA)	$8,000,000	$8,000,000
Dekalk Cnty., GA Hsg. Auth. RB, PFOTER, Orchard Walk Apts. Proj., Ser. 4584, 0.67%, VRDN, (Insd. by FHLMC)	10,275,000	10,275,000
District of Columbia HFA MHRB:
Fort Lincoln Garden Proj., Ser. A, 3.05%, VRDN, (LOC: SunTrust Banks, Inc.)	2,135,000	2,135,000
WDC I Ltd. Partners Dev. Proj., 2.95%, VRDN, (LOC: SunTrust Banks, Inc.)	7,820,000	7,820,000
District of Columbia HFA RB, PFOTER:
Carver Sr. Apts. Proj., Ser. 4566, 0.67%, VRDN, (Insd. by FHLMC)	8,540,000	8,540,000
Galen Terrace Proj., Ser. 4568, 0.67%, VRDN, (Insd. by FHLMC)	4,380,000	4,380,000
Ser. 4275, 0.65%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	12,995,000	12,995,000
Duval Cnty., FL MHRB, Camri Green Apts., 0.45%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
FHLMC MHRB:
Ser. M001, Class A, 0.51%, VRDN, (Insd. by & Liq.: FHLMC)	30,846,022	30,846,022
Ser. M002, Class A, 0.56%, VRDN, (Insd. by FHLMC)	4,441,682	4,441,682
Ser. M008, Class A, 0.56%, VRDN, (Insd. by FHLMC)	20,747,935	20,747,935
Ser. M020, Class A, 0.44%, VRDN, (Insd. by FHLMC)	27,697,000	27,697,000
Florida HFA RB, Vizcaya Villas Proj., Ser. 1996-M, 0.54%, VRDN, (Insd. by FHA & SPA: Royal Bank of Canada)	5,840,000	5,840,000
Greene Cnty., MO IDRB, Stasbourg Estates Proj., 0.52%, VRDN, (LOC: U.S. Bancorp)	2,160,000	2,160,000
Harris Cnty., TX Hsg. Fin. Corp. MFHRB, Baypointe Apts. Proj., 0.43%, VRDN, (LOC: Citibank, NA)	10,000,000	10,000,000
Houston, TX Hsg. Fin. Corp. RB, PFOTER:
Kensington Place Apts., Ser. 2004, 0.67%, VRDN, (Insd. by FHLMC)	12,220,000	12,220,000
Sterlingshire Apts. Proj., Ser. 2003 A-1, 0.67%, VRDN, (Insd. by FHLMC)	5,890,000	5,890,000
Illinois HDA RB:
Florida House Proj., Ser. C, 0.50%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,500,000	5,500,000
Homeowner Mtg. Proj., Ser. A-3, 0.60%, VRDN, (Liq.: State Street Corp.)	17,900,000	17,900,000
Larkin Vlg. Proj., Ser. A, 0.50%, VRDN, (Liq.: JPMorgan Chase & Co.)	14,170,000	14,170,000
Iowa HFA SFHRB, Ser. N, 0.41%, VRDN, (Insd. by FHLMC & FNMA)	7,250,000	7,250,000
Kentucky Hsg. Corp. RB, Ser. L, 0.35%, VRDN, (SPA: BNP Paribas SA)	7,100,000	7,100,000
Los Angeles, CA Cmnty. Redev. Agcy. MHRB, Second & Central Apts. Proj., Ser. A, 0.30%, VRDN, (LOC: HSBC Bank USA, NA)	16,300,000	16,300,000
Louisiana HFA MHRB:
Arbor Place Apts. Proj., Ser. 2008, 0.47%, VRDN, (Insd. by FHLMC)	8,440,000	8,440,000
PFOTER, The Crossing Apts. Proj., Ser. 2006-4572, 0.67%, VRDN, (Insd. by FHLMC)	7,420,000	7,420,000
Macon Trust Pooled Cert. RB, Ser. 1997, 0.64%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	6,465,000	6,465,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., Ser. 1995, 2.95%, VRDN, (LOC: SunTrust Banks, Inc.)	167,000	167,000
Maricopa Cnty., AZ MHRB, Desert Eagles Estate Proj., Ser. 2003A-1, 0.67%, VRDN, (Insd. by FHLMC)	9,690,000	9,690,000
Marion Cnty., FL HFA RRB, Paddock Apts. Proj., 0.37%, VRDN, (Insd. by FNMA)	4,000,000	4,000,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A:
0.66%, VRDN, (Insd. by FHLMC)	23,695,000	23,695,000
0.56%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	45,240,000	45,240,000
0.66%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	56,740,000	56,740,000
Class C, 0.54%, VRDN, (SPA: Lloyds TSB Group plc)	47,755,000	47,755,000
Michigan HDA RB:
Ltd. Oblig. Hsg. Canterbury Proj., Ser. A, 0.60%, VRDN, (LOC: LaSalle Bank, NA)	9,500,000	9,500,000
Rental Hsg. Proj.:
Ser. 2006-A, 2.75%, VRDN, (Insd. by FSA & SPA: Fortis Bank)	53,765,000	53,765,000
Ser. 2006-C, 2.75%, VRDN, (Insd. by FSA & SPA: Fortis Bank)	30,100,000	30,100,000
Minnesota Bond Securitization Trust RB:
Ser. S1, 0.59%, VRDN, (LOC: LaSalle Bank, NA)	3,205,000	3,205,000
Ser. S2, 0.59%, VRDN, (LOC: LaSalle Bank, NA)	3,280,000	3,280,000
Minnesota HFA RB, Residential Hsg. Fin. Proj., Ser. C, 0.41%, VRDN, (Gtd. by Minnesota HFA)	8,000,000	8,000,000
Monroe Cnty., NY IDA RB, Urban Focus, LP Proj., Ser. 2007, 0.64%, VRDN, (Insd. by FHLMC)	2,425,000	2,425,000
MuniMae Trust RB, 0.71%, VRDN, (Insd. by FHLMC & Liq.: Merrill Lynch & Co., Inc.)	6,755,000	6,755,000

6

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Nebraska Investment Fin. Auth. MHRB, Apple Creek Associates Proj., Ser. 1985-A, 1.57%, VRDN, (LOC: Northern Trust Corp.)	$6,190,000	$6,190,000
New York HFA RB:
Archstone Westbury Hsg. Proj., Ser. 2004-A, 0.35%, VRDN, (LOC: Bank of America Corp.)	2,700,000	2,700,000
Biltmore Tower Hsg. Proj., Ser. A, 0.30%, VRDN, (Insd. By FNMA)	25,000,000	25,000,000
Ser. L, 0.23%, VRDN, (LOC: Bank of America Corp.)	8,250,000	8,250,000
Ser. M-1, 0.23%, VRDN, (LOC: Bank of America Corp.)	7,850,000	7,850,000
New York Mtge. Agcy. Homeowner RB:
ROC RR-II-R 11700, 0.47%, VRDN, (Liq.: Citibank, NA)	6,810,000	6,810,000
ROC RR-II-R 11703, 0.47%, VRDN, (Liq.: Citibank, NA)	7,310,000	7,310,000
Ser. 147, 1.00%, VRDN, (SPA: Dexia SA)	25,000,000	25,000,000
Ser. 150, 1.10%, VRDN, (SPA: Dexia SA)	14,200,000	14,200,000
New York, NY Drivers Trust RB, Ser. 3381, 0.50%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,650,000	3,650,000
New York, NY Hsg. Dev. Corp. MHRB:
100 Jane Street Proj., Ser. A, 0.35%, VRDN, (Insd. By FNMA)	9,500,000	9,500,000
ROC RR-II-R 11699, 0.47%, VRDN, (Liq.: Citibank NA)	6,315,000	6,315,000
Ser. 2008-A-1-A, 1.10%, VRDN, (SPA: Dexia SA)	39,110,000	39,110,000
Ser. 2008-A-1-B, 0.35%, VRDN, (LOC: JPMorgan Chase & Co.)	23,100,000	23,100,000
Ser. J-1, 0.35%, VRDN, (Liq.: JPMorgan Chase & Co.)	13,040,000	13,040,000
New York, NY SFHRB, Ser. 132, 1.10%, VRDN, (SPA: Dexia SA)	24,000,000	24,000,000
Ohio HFA MHRB, Shannon Glen Apts. Proj., 0.50%, VRDN, (Insd. By FNMA & Liq.: JPMorgan Chase & Co.)	11,800,000	11,800,000
Orange Cnty., FL HFA MHRB, Landings on Millenia Blvd. Apts. Proj., Ser. 2002-A, 0.30%, VRDN, (Insd. By FNMA)	6,910,000	6,910,000
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB:
Ser. 2008-I, 0.35%, VRDN, (LOC: Bank of America Corp.)	16,650,000	16,650,000
Ser. F, 0.43%, VRDN, (SPA: State Street Bank & Trust Co.)	20,000,000	20,000,000
Pennsylvania HFA RB, Ser. 95-C, 1.25%, VRDN, (SPA: Dexia SA)	67,930,000	67,930,000
Pennsylvania HFA SFHRB:
Ser. 2005-88B, 1.15%, VRDN, (SPA: Dexia SA)	7,725,000	7,725,000
Ser. 2007-98C, 1.15%, VRDN, (SPA: Dexia SA)	34,955,000	34,955,000
Ser. 2008-C, 0.35%, VRDN, (LOC: Bank of America Corp.)	9,535,000	9,535,000
Ser. 88-C, 1.15%, VRDN, (SPA: Dexia SA)	7,000,000	7,000,000
Ser. 93-B, 1.15%, VRDN, (SPA: Dexia SA)	32,220,000	32,220,000
San Antonio, TX Hsg. Fin. Corp. RB, PFOTER, Rosemont at Pleasanton Apts. Proj., Ser. 2005, 0.67%, VRDN, (Insd. By FHLMC)	12,995,000	12,995,000
Sevier Cnty., TN Pub. Bldg. Auth. RB, Interim Loan Program, Ser. B-1, 2.00%, 03/01/2010, (LOC: Allied Irish Banks plc)	12,000,000	12,071,146
South Carolina Hsg. Fin. & Dev. Auth. MHRB:
Cedarwood Apts. Proj., 2.95%, VRDN, (LOC: SunTrust Banks, Inc.)	8,020,000	8,020,000
Rental City Heights Proj., Ser. A 1, 2.95%, VRDN, (LOC: SunTrust Banks, Inc.)	5,620,000	5,620,000
South Carolina Hsg. Fin. & Dev. Auth. RB, PFOTER, Wyndham Pointe Apts. Proj., 0.67%, VRDN, (Insd. By FHLMC)	9,395,000	9,395,000
South Dakota Hsg. Dev. Auth. RB:
Ser. C, 0.37%, VRDN, (SPA: South Dakota HDA)	20,800,000	20,800,000
Ser. F, 0.45%, VRDN, (Insd. By FHLMC)	34,000,000	34,000,000
St. Anthony, MN MHRB, Landings Silver Lake Proj.:
Ser. 2004-A, 0.49%, VRDN, (LOC: LaSalle Bank, NA)	13,000,000	13,000,000
Ser. 2007, 0.49%, VRDN, (LOC: LaSalle Bank, NA)	1,400,000	1,400,000
Stamford, CT Hsg. Auth. MHRB, Fairfield Apt. Proj., 0.35%, VRDN, (LOC: Bank of America Corp.)	11,900,000	11,900,000
Texas Dept. of Hsg. & Cmnty. Affairs MFHRB, Costa Mariposa Apts. Proj., 0.48%, VRDN, (LOC: Bank of America Corp.)	6,845,000	6,845,000
Texas Dept. of Hsg. & Cmnty. Affairs SFHRB:
Ser. A, 0.40%, VRDN, (Insd. By FHLMC & FNMA & GNMA)	10,265,000	10,265,000
Ser. H, 0.40%, VRDN, (Coll. By FNMA)	36,000,000	36,000,000

7

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Texas Dept. of Hsg. RB, Providence at Rush Creek II Apts., Ser. 2004, 0.67%, VRDN, (Insd. by FHLMC)	$8,730,000	$8,730,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., 2.30%, VRDN, (Insd. by FSA & SPA: Societe Generale)	15,210,000	15,210,000
Wisconsin Hsg. & EDRB:
ROC RR-II-R 11522, 0.39%, VRDN, (Liq.: Citibank NA)	20,590,000	20,590,000
Ser. B, 0.60%, VRDN, (LOC: State Street Corp.)	7,905,000	7,905,000
Ser. C:
0.50%, VRDN, (LOC: Lloyds TSB Group plc)	12,085,000	12,085,000
3.00%, VRDN, (SPA: Fortis Bank SA)	3,000,000	3,000,000
Ser. D, 1.90%, VRDN, (SPA: Dexia Credit Local)	114,810,000	114,810,000
Ser. E, 3.50%, VRDN, (SPA: Fortis Bank SA)	26,355,000	26,355,000

		1,750,831,115

INDUSTRIAL DEVELOPMENT REVENUE 5.4%
Adams Cnty., CO IDRB, Trustile Doors, Inc. Proj., Ser. 1999A, 2.60%, VRDN, (LOC: KeyCorp)	1,975,000	1,975,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 0.34%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	3,267,000	3,267,000
Alton, IA IDRB, Northwest Iowa Agronomy Proj., 0.60%, VRDN, (LOC: Bank of America Corp.)	2,905,000	2,905,000
Arapahoe Cnty., CO IDRB, Cottrell Printing Proj., 0.74%, VRDN, (LOC: U.S. Bancorp)	2,000,000	2,000,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., 0.62%, VRDN, (LOC: Bank of America Corp.)	1,325,000	1,325,000
Ascension Parish, LA RB, BASF Corp Proj., 0.95%, VRDN, (LOC: Premier Bank N.A.)	2,300,000	2,300,000
Berkeley Cnty., SC IDRB, Amoco Oil Co. Proj., Ser. 1997, 0.22%, VRDN, (Gtd. by BP plc)	750,000	750,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., 0.73%, VRDN, (LOC: U.S. Bancorp)	1,800,000	1,800,000
Brazos, TX Harbor Indl. Dev. Corp. RB, Waste Svcs. Proj., 0.60%, VRDN, (LOC: Bank of America Corp.)	7,000,000	7,000,000
Bremen, IN IDRB:
Digger Specialties, Inc. Proj., 2.60%, VRDN, (LOC: KeyCorp)	1,155,000	1,155,000
Universal Bearings, Inc. Proj., 2.60%, VRDN, (LOC: KeyCorp)	1,915,000	1,915,000
Brodhead, WI IDRB, Stoughton Trailers, Inc. Proj., 0.50%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,800,000	6,800,000
Brothertown, WI IDRB, Buechel Stone Corp. Proj., 0.62%, VRDN, (LOC: Associated Banc-Corp.)	1,750,000	1,750,000
Calcasieu Parish, LA IDRB, Hydroserve Westlake Proj., 0.50%, VRDN, (LOC: Bank One)	5,100,000	5,100,000
Carroll Cnty., KY Solid Waste Disposal RB, Celotex Corp. Proj., 0.57%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000
Chandler, AZ IDRB, Red Rock Stamping Co. Proj., 2.40%, VRDN, (LOC: KeyCorp)	1,075,000	1,075,000
Chattanooga, TN Indl. Dev. Board RB, Metro. Chattanooga YMCA Proj., 2.75%, VRDN, (LOC: SunTrust Banks, Inc.)	8,200,000	8,200,000
Chicago, IL IDRB, PS Greetings, Inc. Proj., 0.53%, VRDN, (LOC: LaSalle Bank, NA)	1,295,000	1,295,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 0.69%, VRDN, (LOC: Wells Fargo & Co.) °°	190,000	190,000
Colorado HFA IDRB, Worldwest, LLP Proj., Ser. 1999-A, 0.85%, VRDN, (LOC: Firstar Bank)	1,000,000	1,000,000
Dallam Cnty., TX Indl. Dev. Econ. RB, Hilmar Cheese Co., Inc. Proj., Ser. 2007, 0.69%, VRDN, (LOC: Bank of the West)	12,250,000	12,250,000
Elkhart Cnty., IN EDRB, Advanced Tech., Inc. Proj., 0.63%, VRDN, (SPA: Societe Generale)	2,600,000	2,600,000
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj., 0.74%, VRDN, (Coll.: Bay Hypo-Und Vereinsbank AG)	1,350,000	1,350,000
Florida Dev. Fin. Corp. IDRB, Ser. 2002:
M.J. Eagle Realty Proj., 3.25%, VRDN, (LOC: SunTrust Banks, Inc.)	1,020,000	1,020,000
Repco Equipment Leasing Proj., 3.15%, VRDN, (LOC: SunTrust Banks, Inc.)	600,000	600,000
Serigraphic Arts, Inc. Proj., 3.15%, VRDN, (LOC: SunTrust Banks, Inc.)	595,000	595,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj., Ser. 1999, 1.10%, VRDN, (LOC: Associated Bank NA)	1,525,000	1,525,000
Gary, IN EDRB, Grant Street Proj., 0.74%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,300,000	6,300,000
Gooding Cnty., ID IDRB, Southfield Dairy Proj., 0.74%, VRDN, (LOC: Bank of America Corp.)	3,630,000	3,630,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., 0.75%, VRDN, (LOC: Branch Bank & Trust Co.)	3,655,000	3,655,000
Hall Cnty., NE IDRB, Global Inds., Inc. Proj., 0.55%, VRDN, (LOC: Wells Fargo & Co.) °°	1,320,000	1,320,000
Howard, WI IDRB, Fox Converting, Inc., Ser. A, 0.85%, VRDN, (LOC: Associated Banc-Corp.)	4,500,000	4,500,000
Hutchinson Cnty., SD IDRB, Dakota Plains, LLC, 0.74%, VRDN, (LOC: SunTrust Banks, Inc.)	1,000,000	1,000,000

8

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Illinois Dev. Fin. Auth. IDRB, Kris & Dee Associates, Inc. Proj., 0.68%, VRDN, (LOC: LaSalle Bank, NA)	$555,000	$555,000
Illinois Fin. Auth. RB, Drivers Trust, Ser. 3420, 0.49%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,300,000	3,300,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., 1.50%, VRDN, (LOC: Bank One)	1,825,000	1,825,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj., Ser. A, 0.73%, VRDN, (LOC: U.S. Bancorp)	1,100,000	1,100,000
Kansas City, MO IDRB, Ser. 2005-B, 0.35%, VRDN, (Liq.: JPMorgan Chase & Co.)	25,800,000	25,800,000
Kentucky EDFA RB, Republic Svcs., Inc. Proj., 0.50%, VRDN, (LOC: Bank of America Corp.)	4,650,000	4,650,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., 0.55%, VRDN, (LOC: Wells Fargo & Co.) °°	5,100,000	5,100,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., 0.69%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., 0.45%, VRDN, (Gtd. by Honeywell Intl.)	6,815,000	6,815,000
Mandan, ND IDRRB, Cloverdale Foods Co. Proj., 0.60%, VRDN, (LOC: Bank of North Dakota)	3,100,000	3,100,000
Manitowoc, WI IDRB:
Kaufman Enterprises Proj., 1.10%, VRDN, (LOC: Associated Banc-Corp.)	300,000	300,000
Manitowoc Tool & Machining Proj., 1.10%, VRDN, (LOC: Associated Banc-Corp.)	600,000	600,000
Maricopa Cnty., AZ IDA RB, Valley of the Sun YMCA Proj., 0.25%, VRDN, (LOC: US Bank)	7,500,000	7,500,000
Marion Cnty., OH IDRB, Central Ohio Farmers Proj., 0.74%, VRDN, (Coll.: Bay Hypo Und Vereinsbank AG)	1,475,000	1,475,000
Maryland Indl. Dev. Fin. Auth. EDRB, Foodswing Proj., Ser. 2008, 0.60%, VRDN, (LOC: Bank of America Corp.)	9,500,000	9,500,000
Massachusetts Indl. Dev. Fin. Agcy. RB, Unilock New York Proj., 1.35%, VRDN, (LOC: Bank One)	2,800,000	2,800,000
Memphis-Shelby Cnty., TN IDRB, Nucor Steel Memphis, Inc. Proj., 0.75%, VRDN, (Gtd. by Nucor)	28,000,000	28,000,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., 0.53%, VRDN, (LOC: U.S. Bancorp)	1,760,000	1,760,000
Miami Dade Cnty., FL IDRB, United Way Miami Dade, Inc. Proj., 3.25%, VRDN, (LOC: Regions Bank)	16,000,000	16,000,000
Miami-Dade Cnty., FL IDRB, Tarmac America Proj., 0.60%, VRDN, (LOC: Bank of America Corp.)	3,200,000	3,200,000
Millport, AL IDA RB, Steel Dust Recycling Proj., Ser. 2007, 3.30%, VRDN, (LOC: Regions Bank)	26,500,000	26,500,000
Milwaukee, WI Redev. Auth. RB, Palermo Villa, Inc. Proj., Ser. A, 0.70%, VRDN, (LOC: U.S. Bancorp)	2,350,000	2,350,000
Nemaha Cnty., KS IDRB, Midwest AG Svcs., LLC, 0.74%, VRDN, (SPA: BNP Paribas SA)	2,790,000	2,790,000
New Hampshire Business Fin. Auth. IDRB, Monadnock Econ. Dev. & Precitech Proj., 2.40%, VRDN, (LOC: KeyCorp)	2,555,000	2,555,000
Ohio Air Quality Dev. Auth. Exempt Facs. RB, Andersons Marathon Ethanol Proj., Ser. 2007, 0.51%, VRDN, (LOC: CoBank)	49,500,000	49,500,000
Oregon EDRB:
Beef Northwest Feeders Proj., 0.74%, VRDN, (LOC: Bank of America Corp.)	2,050,000	2,050,000
Behlen Manufacturing Co. Proj., 0.52%, VRDN, (LOC: LaSalle Bank, NA)	5,500,000	5,500,000
Osage City, KS IDRB, Norseman Plastics Proj., 0.73%, VRDN, (SPA: Bank of Montreal)	3,200,000	3,200,000
Palm Beach Cnty., FL Fin. Auth. RB, Drivers Trust, Ser. 3419, 0.44%, VRDN, (Insd. by BHAC & Liq.: JPMorgan Chase & Co.)	2,275,000	2,275,000
Pierce Cnty., WA EDRB, Truss Co. Proj., 0.63%, VRDN, (LOC: U.S. Bancorp)	2,475,000	2,475,000
Pinellas Cnty., FL IDRB, 0.50%, VRDN, (LOC: RBC Bank)	3,200,000	3,200,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, BASF Corp. Proj., 0.95%, VRDN, (Gtd. by BASF Corp.)	12,900,000	12,900,000
Port Bellingham, WA IDRB, Bakerview Proj., 2.40%, VRDN, (LOC: KeyCorp)	2,065,000	2,065,000
Portland, OR Spl. Oblig. RB, Horizon Air Inds., Inc. Proj., Ser. 1997, 0.27%, VRDN, (LOC: Bank of America Corp.)	17,300,000	17,300,000
Scott Cnty., IA IDRB, Nichols Aluminum Recycling Proj., 0.75%, VRDN, (LOC: U.S. Bancorp)	1,200,000	1,200,000
South Carolina Jobs EDA RB, Ortec, Inc. Proj., Ser. B, 0.65%, VRDN, (LOC: Bank of America Corp.)	1,300,000	1,300,000
Southwestern Illinois IDRB, Mattingly Lumber Proj., Ser. 2005-A, 0.38%, VRDN, (LOC: US Bank)	3,080,000	3,080,000
Stafford Cnty., VA RB, Eclipse Funding Trust Proj., 0.30%, VRDN, (LOC: US Bank NA)	11,460,000	11,460,000
Staunton, VA IDA RB, Specialty Blades, Inc. Proj., 2.95%, VRDN, (LOC: SunTrust Banks, Inc.)	7,650,000	7,650,000
Traill Cnty., ND Solid Waste RB, American Crystal Sugar Co., 0.84%, VRDN, (SPA: BNP Paribas SA)	3,580,000	3,580,000
Tuscaloosa Cnty., AL IDRB, Nucor Corp. Proj., 0.75%, VRDN, (Gtd. by Nucor Corp.)	6,700,000	6,700,000
Union Cnty., AR Indl. Board PCRB, Great Lakes, Inc. Proj., 0.49%, VRDN, (LOC: Bank of America Corp.)	9,000,000	9,000,000
Vermont EDA IDRB, Hazelett Strip Casting Proj., 2.40%, VRDN, (LOC: AmSouth Bancorp)	3,195,000	3,195,000
Washington EDFA RB, Royal Ridge Fruit Proj., 0.74%, VRDN, (LOC: Bank of America Corp.)	3,045,000	3,045,000
West Bend, WI IDRB, Bestech Tool Corp. Proj., Ser. A, 0.70%, VRDN, (LOC: U.S. Bancorp)	1,060,000	1,060,000

9

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Will Cnty., IL IDRB, Amoco Chemical Co. Proj., Ser. 1995, 0.22%, VRDN, (Gtd. by BP plc)	$675,000	$675,000
Winamac, IN EDRB, Sunny Ridge Dairy Proj., 0.79%, VRDN, (LOC: Northern Trust Corp.)	1,000,000	1,000,000
Wisconsin Hsg. & EDA RB, Ser. A, 1.10%, VRDN, (LOC: Bank of America Corp.)	4,775,000	4,775,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., Ser. 1996, 0.85%, VRDN, (LOC: Bank of the West)	620,000	620,000
Michelsen Packaging Co. Proj., 0.65%, VRDN, (LOC: Bank of America Corp.)	600,000	600,000

		413,127,000

LEASE 0.7%
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-10, 0.49%, VRDN, (SPA: State Street Corp.)	8,795,000	8,795,000
Durham Cnty., NC COP, 2.80%, VRDN, (LOC: SunTrust Banks, Inc.)	23,000,000	23,000,000
Riverside Cnty., CA Asset Leasing Corp. RB, Southwest Justice Proj., Ser. A, 0.09%, VRDN, (LOC: Union Bank of California)	17,000,000	17,000,000
Trimble Cnty., KY Assn. of Cntys. Leasing Trust RB, Ser. A, 0.25%, VRDN, (LOC: US Bank)	5,000,000	5,000,000

		53,795,000

MISCELLANEOUS REVENUE 14.5%
Atlanta, GA Dev. Auth. RB, Georgia Aquarium, Inc. Proj., 2.75%, VRDN, (LOC: SunTrust Banks, Inc.)	10,000,000	10,000,000
Bad River Band Lake Superior Wisconsin RB, Native Lands Acquisitions Proj., 0.60%, VRDN, (LOC: Associated Banc-Corp.)	3,925,000	3,925,000
BB&T Muni. Trust RB:
Ser. 1036, 0.46%, VRDN, (LOC: Branch Bank & Trust Co.)	13,125,000	13,125,000
Ser. 5000, 0.48%, VRDN, (SPA: Rabobank Intl.)	20,566,272	20,566,272
Ser. 5001, 0.48%, VRDN, (SPA: Rabobank Intl.)	25,000,000	25,000,000
Ser. 5003, 0.64%, VRDN, (SPA: Rabobank Intl.)	56,079,527	56,079,527
Citizens Property Insurance Corp. Florida Refunding Rev. Notes, Class A, Ser. 2008-A-2, 4.50%, 06/01/2009, (Insd. by Citizens Property Insurance Corp.)	341,100,000	341,100,000
Clarksville, TN Pub. Bldg. Auth. RB:
Murfreesboro Lane Proj., 2.75%, VRDN, (LOC: SunTrust Banks, Inc.)	12,010,000	12,010,000
Tennessee Muni. Fund Proj., 0.35%, VRDN, (LOC: Bank of America Corp.)	2,225,000	2,225,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 2004-04, 0.49%, VRDN, (Gtd. by State Street Corp.)	25,000,000	25,000,000
Ser. 2004-05, 0.49%, VRDN, (Gtd. by State Street Corp.)	14,500,000	14,500,000
Ser. 2006-04, 0.42%, VRDN, (SPA: State Street Corp.)	4,420,000	4,420,000
Ser. 2007-01, 0.44%, VRDN, (Liq.: by State Street Corp.)	30,000,000	30,000,000
Ser. 2007-02, 0.44%, VRDN, (Gtd. by State Street Corp.)	26,140,000	26,140,000
Ser. 2007-03, 0.49%, VRDN, (Gtd. by State Street Corp.)	20,000,000	20,000,000
Ser. 2007-14, 0.54%, VRDN, (Gtd. by State Street Corp.)	16,070,000	16,070,000
Ser. 2007-26, 0.44%, VRDN, (Liq.: State Street Corp.)	95,568,000	95,568,000
Ser. 2007-32, 0.49%, VRDN, (Liq.: State Street Corp.)	18,960,000	18,960,000
Ser. 2007-34, 0.49%, VRDN, (Gtd. by State Street Corp. & Insd. by AMBAC)	9,995,000	9,995,000
Ser. 2007-40, 0.54%, VRDN, (Gtd. by State Street Corp. & Insd. by FNMA & GNMA) 144A	29,887,000	29,887,000
Ser. 2007-44, 0.44%, VRDN, (Gtd. by State Street Corp.)	28,780,000	28,780,000
Delaware EDA IDRB, Delaware Clean Power Proj.:
Ser. 1997-C, 0.40%, VRDN, (Gtd. by Motiva Enterprises, LLC)	12,900,000	12,900,000
Ser. 1997-D, 0.55%, VRDN, (Gtd. by Motiva Enterprises, LLC)	10,000,000	10,000,000
Erie Cnty., NY IDA Sch. Facs. RB, Ser. 2946, 0.59%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	10,710,000	10,710,000
Florida RB, Drivers Trust, Ser. 3251, 0.32%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,380,000	2,380,000
Fulton Cnty., GA Dev. Auth. RB:
Boys & Girls Club of America Proj., 2.75%, VRDN, (LOC: Suntrust Banks, Inc.)	7,000,000	7,000,000
Schenck Sch. Inc. Proj., 2.75%, VRDN, (LOC: SunTrust Banks, Inc.)	7,000,000	7,000,000
Fulton Cnty., GA Facs. Corp. COP, ROC RR-II-R 12148, 0.99%, VRDN, (Insd. by FSA & Liq.: Citibank, NA)	14,335,000	14,335,000
Gulf Coast of Texas Waste Disposal Auth. PCRB, Amoco Oil Co. Proj., Ser. 1994, 0.22%, VRDN, (Gtd. by BP plc)	460,000	460,000

10

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Indiana Bond Bank Advance Funding Program Notes, Ser. 2009-A, 2.00%, 01/05/2010, (LOC: JPMorgan Chase Bank)	$100,000,000	$100,531,255
Issaquah, WA Cmnty. Properties RB, Ser. A, 0.51%, VRDN, (LOC: Bank of America Corp.)	32,500,000	32,500,000
Kansas City,. MO RRB, H. Roe Bartle Convention Ctr. Proj., Ser. 2008 F, 0.65%, VRDN, (SPA: Dexia SA)	2,400,000	2,400,000
Lincoln Cnty., WY PCRB, Exxon Proj., Ser. 1984D, 0.09%, VRDN, (Gtd. by Exxon Mobil Corp.)	700,000	700,000
Mississippi Business Fin. Corp. RB, Jackson Med. Mall Foundation Proj., Ser. 2008-A, 0.35%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,195,000	5,195,000
Mississippi Dev. Bank RB, Mississippi Convention Ctr. Proj., 3.25%, VRDN, (LOC: Regions Bank)	14,445,000	14,445,000
Oklahoma Dev. Fin. Auth. RB, ConocoPhillips Proj., Ser. B, 0.40%, VRDN, (Gtd. by ConocoPhillips)	2,500,000	2,500,000
Orange Cnty., FL IDA RB, Catholic Charities Ctr. Proj., 1.15%, VRDN, (LOC: SunTrust Banks, Inc.)	15,000,000	15,000,000
Pembroke Pines, FL Capital Impt. RB, Susan B. Anthony Ctr. Proj., 2.75%, VRDN, (LOC: SunTrust Banks, Inc.)	8,040,000	8,040,000
Phoenix, AZ Civic Impt. Corp. RB, PFOTER, Ser. PZ-284, 0.44%, VRDN, (Insd. by BHAC & Liq.: Merrill Lynch & Co., Inc.)	1,630,000	1,630,000
Port Arthur, TX Navigation Dist. Env. Facs. RB:
BASF Corp. Proj., Class A, 1.14%, VRDN, (Liq.: BASF Corp.)	15,000,000	15,000,000
Fina Oil & Chemical Co. Proj., Ser. B, 0.43%, VRDN, (Gtd. by Flint Resources)	8,700,000	8,700,000
Motiva Enterprises Proj., Ser. 2008, 0.62%, VRDN, (Gtd. by Motiva Enterprises, LLC)	12,000,000	12,000,000
Vail, CO Property Tax RB, Solaris Metro. Dist. Proj., Ser. 2008, 0.89%, VRDN, (LOC: Key Bank, NA)	5,615,000	5,615,000
Valdez, AK Marine Terminal RB, ExxonMobil Proj., Ser. 2001, 0.09%, VRDN, (Gtd. by ExxonMobil Corp.)	5,100,000	5,100,000

		1,097,492,054

PORT AUTHORITY 0.1%
Chicago, IL IDRB, Federal Marine Terminal Proj., 0.50%, VRDN, (LOC: LaSalle Bank, NA)	4,200,000	4,200,000
Georgia Port Auth. RB, Colonel Island Terminal Proj., Ser. 2002, 2.95%, VRDN, (LOC: SunTrust Banks, Inc.)	3,510,000	3,510,000

		7,710,000

PUBLIC FACILITIES 0.4%
Palm Beach Cnty., FL Refunding COP RB, PFOTER, Ser. 2007-4070, 0.65%, VRDN, (Insd. by Assured Gty. Corp. & Liq.: Merrill Lynch & Co., Inc.)	15,725,000	15,725,000
Palm Beach Cnty., FL Sch. Board RB, Eagle-2007-21 Class A, 0.54%, VRDN, (SPA: Bayerische Landesbanken)	10,985,000	10,985,000
Stafford Cnty., VA EDRB, Ser. 2635, 0.49%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,665,000	1,665,000

		28,375,000

RESOURCE RECOVERY 1.0%
Michigan Solid Waste Disposal RB, L’Anse Warden Co. Proj., Ser. 2008, 0.65%, VRDN, (LOC: Standard Chartered plc)	19,215,000	19,215,000
Port Arthur, TX Dist. Env. Facs. RRB, Motiva Enterprises, Ser. 2008-B, 0.44%, VRDN, (Gtd. by Motiva Enterprises, LLC)	26,800,000	26,800,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Motiva Enterprises Proj., Ser. A, 0.55%, VRDN, (Liq.: JPMorgan Chase & Co.)	33,300,000	33,300,000

		79,315,000

SALES TAX 1.1%
Puerto Rico Sales Tax Fin. Corp. RB, Ser. 3036, 0.49%, VRDN, (Liq.: Morgan Stanley)	84,295,000	84,295,000

SOLID WASTE 4.9%
Broomfield Village, CO Metro. Dist. No. 2 RRB, Ser. A, 0.64%, VRDN, (LOC: Compass Bancshares, Inc.)	7,230,000	7,230,000
Hammond, IN Sewer & Solid Waste RRB, Cargill, Inc. Proj., 0.62%, VRDN, (Gtd. by Cargill, Inc.)	6,500,000	6,500,000
Harris Cnty., TX Indl. Dev. Corp. RRB, Deer Park Refining, Ltd. Proj.:
Ser. 2004-A, 0.66%, VRDN, (Gtd. by Deer Park Refining, Ltd.)	87,900,000	87,900,000
Ser. 2006, 0.55%, VRDN, (Gtd. by Deer Park Refining, Ltd.)	108,300,000	108,300,000
Indiana Dev. Fin. Auth. Env. RB, Republic Svcs., Inc. Proj., Ser. 2001, 1.25%, VRDN, (LOC: SunTrust Banks, Inc.)	7,600,000	7,600,000

11

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SOLID WASTE continued
Montgomery Cnty., NC Indl. Facs. & Pollution Control Fin. Auth. RB, Republic Svcs. Proj., Ser. 2000, 1.25%, VRDN, (LOC: SunTrust Banks, Inc.)	$9,900,000	$9,900,000
New York Environmental Facs. RB, Waste Mgmt., Inc. Proj., Ser. 2002-B, 0.50%, VRDN, (Liq.: JPMorgan Chase & Co.)	22,070,000	22,070,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj.:
0.82%, VRDN, (Gtd. by Flint Hills Resources)	11,000,000	11,000,000
Ser. 2002-A, 0.72%, VRDN, (Gtd. by Flint Hills Resources)	48,500,000	48,500,000
Ser. 2006, 0.82%, VRDN, (Gtd. by Flint Hills Resources)	10,500,000	10,500,000
Ser. 2007, 0.85%, VRDN, (Gtd. by Flint Hills Resources)	7,500,000	7,500,000
Ser. A, 0.82%, VRDN, (Gtd. by Flint Hills Resources)	9,000,000	9,000,000
Ser. B, 0.62%, VRDN, (Gtd. by Flint Hills Resources)	11,700,000	11,700,000
Wayne Cnty., GA Dev. Auth. Solid Waste Disposal RB:
2.95%, VRDN, (LOC: SunTrust Banks, Inc.)	5,800,000	5,800,000
Rayonier Proj., 0.67%, VRDN, (LOC: Bank of America Corp.)	15,000,000	15,000,000
Winder Barrow Cnty., GA Solid Waste Disposal RB, Republic Svcs., Inc. Proj., 2.95%, VRDN, (LOC: SunTrust Banks, Inc.)	6,000,000	6,000,000

		374,500,000

SPECIAL TAX 2.6%
Austin, TX RB, Hotel Occupancy Tax Sub Lien, Ser. A, 2.50%, VRDN, (SPA: Dexia SA)	6,260,000	6,260,000
Bay County, FL Sales Tax RB, Solar Eclipse Proj., Ser. 2006-0103, 0.29%, VRDN, (LOC: U.S. Bancorp)	13,010,000	13,010,000
Dallas, TX Area Rapid Trans. Macon Variable Cert. RRB, Ser. 2007-326, 0.69%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	4,305,000	4,305,000
Denver, CO Urban Renewal Tax RB, Downtown Denver Proj., Ser. B, 0.38%, VRDN, (LOC: Compass Bank)	11,050,000	11,050,000
District of Columbia Ballpark RB, Ser. B, 0.35%, VRDN, (LOC: Bank of America Corp.)	20,850,000	20,850,000
Louisiana Gas & Fuels RB, ROC RR-II-R 661, 0.54%, VRDN, (Insd. by FSA & Liq.: Citibank, NA)	17,845,000	17,845,000
Metropolitan Pier & Expo. Auth. RB:
Ser. 442, 0.31%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	15,640,000	15,640,000
Ser. DB-623, 0.29%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	5,400,000	5,400,000
Miami-Dade Cnty., FL RB, Ser. DBE-538, 0.29%, VRDN, (SPA: Deutsche Bank AG)	2,235,000	2,235,000
New York, NY TFA RB, New York City Recovery Fiscal Year 2003 Proj.:
Ser. 3-C, 1.50%, VRDN, (SPA: Dexia SA)	9,045,000	9,045,000
Ser. 3-D, 1.50%, VRDN, (SPA: Dexia SA)	50,000,000	50,000,000
Puerto Rico RRB, PFOTER, Ser. 267, 2.43%, VRDN, (SPA: Dexia SA)	14,202,000	14,202,000
Scottsdale, AZ Muni. Property Corp. Excise Tax RB, PFOTER, Ser. 1523, 0.30%, VRDN, (SPA: Rabobank Neder)	13,048,500	13,048,500
South Carolina Trans. Infrastructure RB, Ser. 1283, 0.47%, VRDN, (Insd. by AMBAC)	8,675,000	8,675,000
Timnath, CO Dev. Auth. RB, Tax Increment, Ser. 2007, 0.39%, VRDN, (LOC: Compass Bancshares, Inc.)	6,675,000	6,675,000

		198,240,500

STUDENT LOAN 0.3%
Pennsylvania Higher Ed. Assistance Agcy. Student Loan RB, Ser. 1999-A, 2.00%, VRDN, (Insd. by AMBAC & SPA: Morgan Stanley)	21,300,000	21,300,000

TOBACCO REVENUE 0.8%
Alaska Tobacco Settlement Northern Tobacco Securitization Corp. RB, PFOTER, 0.85%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	38,735,000	38,735,000
Golden State Tobacco Securitization Corp. RB, ROC RR-II-R 10415, 0.44%, VRDN, (Insd. by BHAC & LOC: Citibank, NA)	19,800,000	19,800,000

		58,535,000

TRANSPORTATION 2.5%
Bay Area Toll Auth. RB, California Toll Bridge Proj., 0.08%, VRDN, (LOC: JPMorgan Chase & Co.)	38,440,000	38,440,000
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-42, 0.44%, VRDN, (Gtd. by State Street Corp.)	60,425,000	60,425,000
Kansas Dept. of Trans. Hwy. RB, Ser. C-4, 0.20%, VRDN, (SPA: DEPFA Bank plc)	47,000,000	47,000,000
New Jersey TTFA RB, Ser. 038, 0.29%, VRDN, (Insd. by AMBAC & Liq.: & LOC: Wells Fargo & Co.) °°	250,000	250,000
Oklahoma Turnpike Auth. RB, Ser. 2006D, 0.28%, VRDN, (Liq.: Lloyds TSB Group plc)	12,650,000	12,650,000

12

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
Orlando & Orange Cnty., FL Expwy. Auth. RB, Ser. A, 5.00%, 07/01/2009, (Insd. by AMBAC)	$4,080,000	$4,094,351
Triborough Bridge & Tunnel Auth. RRB, Ser. 2000-AB, 0.90%, VRDN, (Liq.: JPMorgan Chase & Co.)	22,885,000	22,885,000

		185,744,351

UTILITY 4.6%
American Muni. Power Ohio, Inc. BAN, Hydroelectric Proj., Ser. 2009-A, 1.00%, 04/01/2010, (Gtd. by American Muni. Power Ohio, Inc.)	80,700,000	80,700,000
Brownsville, TX Util. Sys. RB, Ser. DBE-533, 0.39%, VRDN, (SPA: Deutsche Bank AG)	3,550,000	3,550,000
California PCRB, Pacific Gas & Elec. Proj., Ser. 97-B, 0.24%, VRDN, (LOC: JPMorgan Chase & Co.)	850,000	850,000
Colorado Springs, CO Util. Sys. RB, ROC RR-II-R 457, 0.39%, VRDN, (LOC: Citibank, NA)	7,465,000	7,465,000
Florida RB, JEA Elec. Sys. Proj., Ser. 3D-2A, 0.25%, VRDN, (SPA: State Street Corp.)	9,900,000	9,900,000
Gainesville, FL Util. Sys. RRB, Ser. 2006-A, 1.40%, VRDN, (LOC: SunTrust Banks, Inc.)	31,000,000	31,000,000
Lancaster, OH Port Auth. Gas RB, Ser. 2008, 0.30%, VRDN, (SPA: Royal Bank of Canada)	12,300,000	12,300,000
Lower Alabama Gas Dist. RB, Alabama Gas Supply Proj., Ser A, 0.40%, VRDN, (SPA: Societe Generale)	72,045,000	72,045,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 2.39%, VRDN, (Insd. by FGIC & SPA: Dexia SA)	7,380,000	7,380,000
Mesa, AZ Util. Sys. RB, ROC RR-II-R 11032, 0.99%, VRDN, (Insd. by FSA & LOC: Citibank, NA)	15,600,000	15,600,000
Milwaukee, WI IDRRB, Wisconsin Elec. Power Co. Proj., 1.77%, VRDN, (Gtd. by Wisconsin Elec. Power Co.)	2,000,000	2,000,000
Southeast Alabama Gas Dist. RB, Alabama Supply Proj., Ser. A, 0.28%, VRDN, (SPA: Societe Generale SA)	93,600,000	93,600,000
Wisconsin Pub. Power RB, PUTTER, Ser. 1232, 0.47%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	9,015,000	9,015,000

		345,405,000

WATER & SEWER 7.0%
Atlanta, GA Water & Wastewater RB, Ser. 2008-05, 1.97%, VRDN, (Insd. by FSA & SPA: Dexia SA)	25,380,000	25,380,000
Baltimore, MD MSTR RB, Ser. 152, 0.59%, VRDN, (SPA: Societe Generale)	10,000,000	10,000,000
California State Dept. of Water Resources Power Supply RB, Ser. C-9, 0.20%, VRDN, (Liq.: Citibank, NA)	50,405,000	50,405,000
Camden Cnty., GA Pub. Svc. Auth. RB, St. Mary’s Proj., 0.35%, VRDN, (LOC: Bank of America Corp.)	22,635,000	22,635,000
Chicago, IL Water RB:
Eclipse Funding Trust, Ser. 2006-0106, 0.29%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.) 144A	34,030,000	34,030,000
Subser. 04, 0.23%, VRDN, (Liq.: State Street Corp.)	3,225,000	3,225,000
Clay Cnty., FL RB, Drivers Trust, Ser. 3439, 1.14%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	3,700,000	3,700,000
Cleveland, OH Waterworks RB, Ser. Q, 0.35%, VRDN, (LOC: Bank of America Corp.)	8,500,000	8,500,000
Clipper Tax-Exempt Cert. Trust COP RB, Ser. 2007-23, 0.54%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	16,460,000	16,460,000
Detroit, MI Sewer Disposal Auth. RB, Ser. A, 5.95%, 06/01/2009, (Insd. by FGIC)	14,490,000	15,280,726
Detroit, MI Sewer Disposal Auth. RRB, Ser. 2006, 1.00%, 07/01/2009, (LOC: Bank of New York Mellon Corp.)	70,000,000	70,000,000
Eerie, PA Water Auth. RB, Ser. A, 1.25%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	43,760,000	43,760,000
Kentucky Rural Water Fin. Corp. RB, Ser. B-1:
2.00%, 06/01/2009, (Gtd. by Kentucky Rural Water Fin. Corp.)	15,000,000	15,089,356
2.25%, 06/01/2009, (Gtd. by Kentucky Rural Water Fin. Corp.)	3,570,000	3,587,639
Massachusetts Water Pollution Abatement Trust RB, Ser. 14, 1.00%, 08/01/2009	15,990,000	16,001,547
Massachusetts Water Resource Auth. RB, Ser. E, 0.33%, VRDN, (Gtd. by Massachusetts Water Resource Auth.)	50,000,000	50,000,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 2007-4117, 0.66%, VRDN, (Insd. by Assured Gty. Corp. & Liq.: Merrill Lynch & Co., Inc.)	12,170,000	12,170,000
Minnesota Rural Water. Fin. Auth. RB, Ser. 2009, 2.25%, 06/01/2009, (Liq.: Morgan Keegan & Co., Inc.)	6,800,000	6,877,171
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Utility Auth., Wastewater Treatment Proj., Ser. 2006-A, 1.00%, VRDN, (Insd. by FSA & SPA: Dexia SA)	3,825,000	3,825,000

13

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
New York, NY Muni. Water & Sewer Fin. Auth. RB:
Fiscal Year 2006, Ser. F-1, 1.35%, VRDN, (Liq.: Dexia Credit Local)	$63,065,000	$63,065,000
Ser. 3025, 0.33%, VRDN, (Liq.: Morgan Stanley)	10,000,000	10,000,000
New York, NY Muni. Water & Sewer Fin. Auth. RRB, Fiscal Year 2002, Ser. 3092, 0.30%, VRDN, (LOC: JPMorgan Chase & Co.)	7,655,000	7,655,000
Pennsylvania EDA Wastewater Treatment RB, Sunoco, Inc. Proj., Ser. B, 0.20%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,000,000	8,000,000
Pittsburgh, PA Water & Sewer Sys. Auth. RB, Ser. B-1, 0.70%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	11,965,000	11,965,000
Sacramento Cnty., CA RRB, Santa Anna Dist. Fin. Auth. Proj., 0.20%, VRDN, (LOC: Bank of America Corp.)	12,805,000	12,805,000
San Diego, CA Pub. Facs. Auth. MSTR RB, Ser. 30, 0.34%, VRDN, (SPA: Societe Generale)	7,315,000	7,315,000

		531,731,439

Total Municipal Obligations (cost $7,833,886,133)		7,833,886,133

MUTUAL FUND SHARES 0.0%
Federated Municipal Obligations Fund, Class I, 0.83% q (cost $500,000)	500,000	500,000

Total Investments (cost $7,866,886,133) 103.7%		7,866,886,133
Other Assets and Liabilities (3.7%)		(281,552,630)

Net Assets 100.0%		$7,585,333,503

°°	Credit enhancement is provided by a non-controlled affiliate.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at May 31, 2009.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PSF	Permanent School Fund
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority
TTFA	Transportation Trust Fund Authority

14

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)

The following table shows the percent of total investments by geographic location as of May 31, 2009:

Texas	10.8%
Florida	10.5%
Illinois	7.2%
New York	6.8%
Pennsylvania	5.4%
California	4.0%
Ohio	3.6%
Wisconsin	3.5%
Michigan	3.3%
Alabama	3.1%
Delaware	3.0%
Indiana	2.9%
Georgia	2.8%
Tennessee	2.7%
Massachusetts	2.1%
North Carolina	1.9%
Alaska	1.6%
Louisiana	1.4%
Puerto Rico	1.3%
Arizona	1.3%
New Hampshire	1.2%
Virginia	1.2%
Colorado	1.1%
District of Columbia	1.0%
Kansas	1.0%
Oregon	1.0%
Mississippi	0.8%
Missouri	0.8%
Connecticut	0.8%
Kentucky	0.8%
New Jersey	0.8%
South Carolina	0.8%
Washington	0.7%
South Dakota	0.7%
Minnesota	0.6%
Wyoming	0.5%
Maryland	0.4%
Idaho	0.4%
Hawaii	0.3%
Vermont	0.3%
Nevada	0.3%
North Dakota	0.2%
Oklahoma	0.2%
Iowa	0.2%
Arkansas	0.1%
Rhode Island	0.1%
Nebraska	0.1%
Non-state specific	4.4%

100.0%

On May 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$500,000
Level 2 – Other Significant Observable Inputs	7,866,386,133
Level 3 – Significant Unobservable Inputs	0

Total	$7,866,886,133

15

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2009 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 23.6%
U.S. Treasury Bills:
0.10%, 06/18/2009-09/17/2009 ß	$200,000,000	$199,858,229
0.27%, 11/12/2009 ß	150,000,000	149,817,208
0.42%, 09/15/2009 ß	150,000,000	149,818,586
0.45%, 09/10/2009 ß	150,000,000	149,808,731
0.47%, 04/01/2010 ß	200,000,000	199,209,179
1.33%, 07/02/2009 ß	100,000,000	99,885,472
1.34%, 07/02/2009 ß	200,000,000	199,769,653
1.59%, 06/24/2009 ß	100,000,000	99,898,417
1.60%, 06/24/2009 ß	225,000,000	224,770,000
U.S. Treasury Notes:
3.25%, 12/31/2009	125,000,000	126,873,743
4.00%, 08/31/2009	110,000,000	110,992,089
4.875%, 06/30/2009	135,000,000	135,265,729

Total U.S. Treasury Obligations (cost $1,845,967,036)		1,845,967,036

REPURCHASE AGREEMENTS ^^ 76.3%
Bank of America Corp.:
0.15%, dated 05/29/2009, maturing 06/01/2009, maturity value $560,007,000 (1)	560,000,000	560,000,000
Avg. rate of 0.16%, dated 05/26/2009, maturing 06/01/2009, maturity value $100,002,639 (2) *	100,000,000	100,000,000
Barclays Capital, Inc., 0.17%, dated 05/29/2009, maturing 06/01/2009, maturity value $1,020,014,450 (3)	1,020,000,000	1,020,000,000
Credit Suisse First Boston Corp., Avg. rate of 0.17%, dated 05/26/2009, maturing 06/01/2009, maturity value $100,002,750 (4) *	100,000,000	100,000,000
Deutsche Bank AG:
0.16%, dated 05/29/2009, maturing 06/01/2009, maturity value $650,008,667 (5)	650,000,000	650,000,000
Avg. rate of 0.13%, dated 05/27/2009, maturing 06/01/2009, maturity value $350,006,319 (5) *	350,000,000	350,000,000
Avg. rate of 0.16%, dated 05/26/2009, maturing 06/01/2009, maturity value $450,012,000 (6) *	450,000,000	450,000,000
Greenwich Capital Markets, Inc., Avg. rate of 0.16%, dated 05/26/2009, maturing 06/01/2009, maturity value $325,008,667 (7) *	325,000,000	325,000,000
Morgan Stanley, Avg. rate of 0.14%, dated 05/26/2009, maturing 06/01/2009, maturity value $325,007,764 (8) *	325,000,000	325,000,000
RBC Dain Rauscher Corp., Avg. rate of 0.12%, dated 05/26/2009, maturing 06/01/2009, maturity value $300,005,833 (9) *	300,000,000	300,000,000
Societe Generale:
0.16%, dated 05/29/2009, maturing 06/01/2009, maturity value $590,007,867 (10)	590,000,000	590,000,000
Avg. rate of 0.16%, dated 05/26/2009, maturing 06/01/2009, maturity value $400,010,444 (11) *	400,000,000	400,000,000
State Street Corp., 0.12%, dated 05/29/2009, maturing 06/01/2009, maturity value $150,694,842 (12)	150,693,335	150,693,335
UBS AG:
0.15% dated 05/29/2009, maturing 06/01/2009, maturity value $450,005,625 (13)	450,000,000	450,000,000
0.16% dated 05/29/2009, maturing 06/01/2009, maturity value $200,002,667 (14)	200,000,000	200,000,000

Total Repurchase Agreements (cost $5,970,693,335)		5,970,693,335

Total Investments (cost $7,816,660,371) 99.9%		7,816,660,371
Other Assets and Liabilities 0.1%		4,964,568

Net Assets 100.0%		$7,821,624,939

ß	Rate shown represents the yield to maturity at date of purchase.
^^	Collateralized by:
(1)	$557,236,300 U.S. Treasury Notes, 2.75% to 3.125%, 09/30/2013 to 10/31/2013, value including accrued interest is $571,200,102.
(2)	$99,812,227 GNMA, 5.00%, 05/20/2039, value including accrued interest is $102,000,000.
(3)

$379,480,500 GNMA, 4.00% to 6.00%, 01/15/2034 to 05/15/2039, value including accrued interest is $306,000,000; $54,042,900 U.S. Treasury Bill, 0.00%, 06/11/2009, value is $54,040,738; $569,452,600 TIPS, 1.875%, 07/15/2013, value including accrued interest is $680,359,300.

(4)	$102,115,000 U.S. Treasury Bill, 0.00%, 11/05/2009, value is $102,001,651.
(5)

$470,863,800 TIPS, 2.375% to 2.50%, 07/15/2016 to 01/15/2017, value including accrued interest is $521,150,273; $253,860,300 U.S. Treasury Bill, 0.00%, 08/27/2009, value is $253,768,910; $40,959,400 U.S. Treasury Notes, 2.75% to 4.50%, 07/31/2010 to 11/15/2015, value including accrued interest is $43,570,354; $143,825,000 U.S. Treasury Bonds, 6.375% to 11.25%, 02/15/2015 to 08/15/2027, value including accrued interest is $201,510,542. This collateral was allocated on a pro-rata split basis such that sufficient collateral was applied to the respective repurchase agreements.

1

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)

(6)	$478,972,106 GNMA, 4.50% to 5.50%, 07/20/2037 to 05/15/2039, value including accrued interest is $459,000,001.
(7)	$309,115,000 U.S. Treasury Note, 4.125%, 05/15/2015, value including accrued interest is $331,503,983.
(8)	$328,211,000 U.S. Treasury Notes, 2.375% to 5.125%, 02/29/2016 to 05/15/2016, value including accrued interest is $331,500,406.
(9)

$59,765,700 U.S. Treasury STRIPS, 0.00%, 08/15/2009 to 08/15/2029, value is $34,140,211; $83,201,100 TIPS, 0.875% to 4.25%, 01/15/2010 to 04/15/2029, value including accrued interest is $88,140,720; $83,840,800 U.S. Treasury Notes, 0.875% to 5.125%, 10/31/2009 to 05/19/2019, value including accrued interest is $86,977,994; $84,495,700 U.S. Treasury Bonds, 3.50% to 9.00%, 05/15/2016 to 05/15/2039, value including accrued interest is $94,856,554; $1,885,000 U.S. Treasury Bills, 0.00%, 06/04/2009 to 10/15/2009 value is $1,884,566.

(10)

$256,163,500 TIPS, 2.00% to 2.625%, 01/15/2016 to 07/15/2017, value including accrued interest is $280,321,712; $130,850,900 U.S. Treasury Bill, 0.00%, 06/04/2009, value is $130,848,283; $194,400,300 U.S. Treasury Note, 1.875%, 02/28/2014, value including accrued interest is $190,630,022.

(11)

$215,663,000 TIPS, 1.875%, 07/15/2015, value including accrued interest is $239,982,764; $66,236,800 U.S. Treasury Note, 4.875%, 04/30/2011, value including accrued interest is $71,441,139; $71,345,900 U.S. Treasury Bond, 7.50%, 11/15/2024, value including accrued interest is $96,576,183.

(12)	$144,785,000 U.S. Treasury Notes, 0.875% to 4.50%, 12/15/2010 to 04/30/2011, value including accrued interest is $155,119,057.
(13)

$299,295,000 U.S. Treasury Bill, 0.00%, 07/16/2009, value is $299,250,116; $149,620,690 U.S. Treasury Notes, 3.125% to 6.00%, 08/15/2009 to 04/30/2012, value including accrued interest is $159,751,499.

(14)	$319,896,545 GNMA, 5.00% to 6.00%, 02/15/2032 to 04/20/2039, value including accrued interest is $204,002,120.
*	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations

GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation Protected Securities

On May 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	7,816,660,371
Level 3 – Significant Unobservable Inputs	0

Total	$7,816,660,371

2

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2009 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 47.1%
FFCB, FRN:
0.77%, 06/03/2009	$65,000,000	$65,000,000
1.25%, 11/24/2009	40,000,000	40,003,857
FHLB:
2.56%, 08/04/2009	25,000,000	25,077,496
FRN:
0.34%, 08/07/2009	20,000,000	19,984,900
0.53%, 01/12/2010	100,000,000	100,000,000
0.84%, 07/17/2009	35,000,000	35,032,390
1.05%, 06/01/2009	75,000,000	75,000,000
FHLMC:
0.55%, 07/06/2009	75,000,000	74,959,896
0.61%, 09/14/2009	100,000,000	99,823,542
FRN:
0.31%, 06/18/2009	200,000,000	200,025,855
0.64%, 08/24/2009	70,000,000	70,000,000
0.72%, 01/22/2010	50,000,000	50,000,000
1.22%, 07/30/2009	100,000,000	100,000,000
FNMA:
0.29%, 08/03/2009	100,000,000	99,949,250
0.36%, 07/01/2009	73,682,000	73,659,895
FRN:
0.41%, 09/03/2009	125,000,000	124,996,790
1.03%, 07/13/2009	100,000,000	100,007,454
1.19%, 07/27/2009	164,500,000	164,500,000

Total U.S. Government & Agency Obligations (cost $1,518,021,325)		1,518,021,325

REPURCHASE AGREEMENTS ^^ 52.9%
Bank of America Corp., 0.16%, dated 05/29/2009, maturing 06/01/2009, maturity value $400,005,333 (1)	400,000,000	400,000,000
Barclays Capital, Inc., 0.17%, dated 05/29/2009, maturing 06/01/2009, maturity value $610,008,642 (2)	610,000,000	610,000,000
Deutsche Bank AG, 0.17%, dated 05/29/2009, maturing 06/01/2009, maturity value $620,008,783 (3)	620,000,000	620,000,000
State Street Corp., 0.12%, dated 05/29/2009, maturing 06/01/2009, maturity value $71,915,588 (4)	71,914,869	71,914,869

Total Repurchase Agreements (cost $1,701,914,869)		1,701,914,869

Total Investments (cost $3,219,936,194) 100.0%		3,219,936,194
Other Assets and Liabilities 0.0%		1,520,716

Net Assets 100.0%		$3,221,456,910

^^	Collateralized by:
(1)	$330,021,000 FHLMC, 0.00% to 5.36%, 11/02/2009 to 01/26/2010, value including accrued interest is $329,295,233;
$77,950,000 FHLB, 2.01% to 5.38%, 09/23/2009 to 05/15/2019, value including accrued interest is $78,706,025.
(2)	$574,083,000 STRIPS, 0.00%, 10/15/2019, value is $334,001,489;
$285,500,000 FHLB, 1.38%, 08/27/2010, value including accrued interest is $288,199,085.
(3)	$634,685,000 FNMA, 0.00%, 04/01/2010, value is $632,400,134.
(4)	$73,355,000 U.S. Treasury Bill, 0.00%, 04/30/2011, value is $73,355,000.

Summary of Abbreviations

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
STRIPS	Separately Traded Registered Interest and Principal Securities

1

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)

On May 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	3,219,936,194
Level 3 – Significant Unobservable Inputs	0

Total	$3,219,936,194

2

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2009 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER 70.5%
Asset-Backed 37.2%
Amstel Funding Corp.:
1.30%, 06/01/2009	$30,000,000	$30,000,000
2.00%, 06/12/2009	75,000,000	74,954,167
Amsterdam Funding Corp.:
0.38%, 06/09/2009	35,000,000	34,997,044
0.38%, 06/10/2009	40,000,000	39,996,200
Antalis U.S. Funding Corp.:
0.30%, 06/05/2009	20,630,000	20,629,312
0.52%, 06/04/2009	22,000,000	21,999,047
1.07%, 06/16/2009	25,000,000	24,988,854
Atlantic Asset Securitization Corp.:
0.18%, 06/01/2009	50,000,000	50,000,000
0.27%, 06/17/2009	41,605,000	41,600,007
Bryant Park Funding, LLC, 0.25%, 06/22/2009	40,000,000	39,994,167
Cancara Asset Securitization, LLC, 0.84%, 08/13/2009	80,000,000	79,863,733
Charta Corp., 0.70%, 08/11/2009	80,000,000	79,889,556
Clipper Receivables Co.:
0.22%, 06/01/2009	55,000,000	55,000,000
0.27%, 06/03/2009	50,000,000	49,999,250
Concord Minutemen Capital Co., LLC, 0.60%, 06/01/2009	80,000,000	80,000,000
CRC Funding, LLC, 0.65%, 08/04/2009	80,000,000	79,907,556
Crown Point Capital Co., 0.60%, 06/01/2009	90,000,000	90,000,000
Ebbets Funding, LLC:
0.55%, 06/15/2009	10,000,000	9,997,861
0.65%, 06/11/2009	75,000,000	74,986,458
Elysian Funding, LLC, 0.35%, 06/01/2009	54,000,000	54,000,000
Erasmus Capital Corp., 0.40%, 06/12/2009	25,000,000	24,996,944
Gemini Securitization Corp., 0.32%, 06/05/2009	34,016,000	34,014,791
Grampian Funding, LLC, 0.45%, 06/01/2009	110,000,000	110,000,000
Kitty Hawk Funding Corp., 0.25%, 06/04/2009	13,075,000	13,074,728
Lexington Parker Capital Co., LLC, 0.70%, 06/11/2009	75,000,000	74,985,417
LMA SA:
0.35%, 07/15/2009	50,000,000	49,978,611
0.48%, 07/15/2009	25,000,000	24,985,486
Matchpoint Master Trust, 0.29%, 06/16/2009	25,000,000	24,996,979
Mont Blanc Capital Corp., 0.34%, 06/05/2009	50,000,000	49,998,111
Nieuw Amsterdam Receivables Co.:
0.22%, 06/01/2009	75,000,000	75,000,000
0.45%, 06/05/2009	15,549,000	15,548,223
Ranger Funding Co., LLC, 0.55%, 06/04/2009	22,037,000	22,035,990
Regency Markets No. 1, LLC:
0.30%, 06/05/2009	46,091,000	46,089,464
0.31%, 06/22/2009	23,290,000	23,285,788
Salisbury Receivables Co., 0.30%, 06/08/2009	28,600,000	28,598,332
Scaldis Capital, Ltd.:
0.40%, 06/01/2009	50,000,000	50,000,000
0.45%, 06/04/2009	50,000,000	49,998,125
Starbird Funding Corp.:
0.35%, 06/29/2009	40,000,000	39,989,111
1.10%, 06/18/2009	15,000,000	14,992,208
1.35%, 06/04/2009	25,000,000	24,997,188
Straight A Funding, LLC, 0.26%, 06/26/2009	25,000,000	24,995,486
Surrey Funding Corp.:
0.35%, 06/08/2009	20,000,000	19,998,639
0.37%, 06/08/2009	27,000,000	26,998,057

1

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Thames Asset Global Securitization, Inc.:
0.42%, 07/15/2009	$25,000,000	$24,987,167
0.70%, 07/07/2009	60,000,000	59,958,000
Tulip Funding Corp., 0.25%, 06/12/2009	77,533,000	77,527,077

		2,064,833,134

Capital Markets 1.4%
Nordea Investment Management North America, Inc.:
0.25%, 06/09/2009	20,280,000	20,278,873
0.25%, 06/12/2009	56,000,000	55,995,722

		76,274,595

Commercial Banks 24.2%
Abbey National plc, 0.25%, 06/15/2009	30,000,000	29,997,083
Allied Irish Banks plc:
0.35%, 06/03/2009	55,000,000	54,998,931
0.39%, 06/04/2009	25,000,000	24,999,187
ASB Finance, Ltd.:
0.625%, 06/09/2009	40,000,000	39,994,444
0.65%, 06/02/2009	20,000,000	19,999,639
Australia and New Zealand Banking Group, Ltd., 0.51%, 07/06/2009	48,000,000	47,976,200
Banco Bilbao Vicaya, 0.21%, 06/03/2009	30,000,000	29,999,650
Bank of Nova Scotia, 0.20%, 07/01/2009	80,000,000	79,986,667
BNP Paribas SA:
0.20%, 06/01/2009	50,000,000	50,000,000
1.00%, 09/01/2009	50,000,000	49,872,222
Calyon, 0.65%, 06/15/2009	120,000,000	119,969,667
Danske Corp., 1.05%, 07/20/2009	80,000,000	79,885,667
Dexia Delaware, LLC:
0.25%, 06/01/2009	35,000,000	35,000,000
0.40%, 06/04/2009	75,000,000	74,997,500
DnB NOR Bank ASA, 0.20%, 06/02/2009	45,000,000	44,999,750
Eksportfin ANS ASA, 0.25%, 06/03/2009	75,000,000	74,998,958
Fortis Funding, LLC, 0.25%, 06/04/2009	75,000,000	74,998,437
Lloyds Bank plc, 0.67%, 08/18/2009	75,000,000	74,891,125
Natixis, 0.25%, 06/05/2009	110,000,000	109,996,944
Rabobank USA Financial Corp.:
0.15%, 06/01/2009	25,000,000	25,000,000
0.59%, 11/18/2009	75,000,000	74,791,042
Swedbank AB, 0.82%, 02/12/2010	75,000,000	74,562,667
Westpac Banking Corp., 0.65%, 06/10/2009	50,000,000	49,991,875

		1,341,907,655

Consumer Finance 1.5%
General Electric Capital Corp., 0.30%, 06/05/2009	85,000,000	84,997,167

Diversified Financial Services 4.7%
ING (U.S.) Funding, LLC:
0.55%, 06/29/2009	16,500,000	16,492,942
0.59%, 08/06/2009	40,000,000	39,956,733
0.60%, 08/06/2009	30,000,000	29,967,000
KBC Financial Products USA, Inc., 0.24%, 06/01/2009	105,000,000	105,000,000
UBS AG:
0.20%, 06/01/2009	50,000,000	50,000,000
0.375%, 06/08/2009	20,000,000	19,998,542

		261,415,217

Thrifts & Mortgage Finance 1.5%
Nationwide Building Society, 1.38%, 06/12/2009	85,000,000	84,964,158

Total Commercial Paper (cost $3,914,391,926)		3,914,391,926

2

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 5.5%
Commercial Banks 1.8%
U.S. Bank, FRN, 0.76%, 08/24/2009	$100,000,000	$100,000,000

Consumer Finance 2.6%
American Honda Finance Corp., FRN, 0.81%, 08/26/2009 144A	100,000,000	100,000,000
General Electric Capital Corp., FRN, 0.35%, 06/24/2009	45,000,000	45,000,000

		145,000,000

Diversified Consumer Services 0.2%
AARP, FRN, 0.80%, 06/04/2009	10,000,000	10,000,000

Food & Staples Retailing 0.9%
Wal-Mart Stores, Inc., 5.75%, 06/01/2009	50,000,000	50,000,000

Total Corporate Bonds (cost $305,000,000)		305,000,000

FUNDING AGREEMENTS 4.7%
Metropolitan Life Funding Agreement:
1.31%, 06/17/2009 +	109,000,000	109,000,000
1.70%, 06/17/2009 +	16,000,000	16,000,000
Transamerica Occidental Funding Agreement:
0.61%, 06/01/2009 +	50,000,000	50,000,000
0.62%, 06/01/2009 +	15,000,000	15,000,000
0.64%, 06/01/2009 +	70,000,000	70,000,000

Total Funding Agreements (cost $260,000,000)		260,000,000

MASTER NOTE 1.4%
Bank of America Corp., 0.52%, 06/01/2009 (cost $80,000,000)	80,000,000	80,000,000

MUNICIPAL OBLIGATIONS 0.3%
MISCELLANEOUS REVENUE 0.3%
SF Tarns, LLC, FRN, 0.80%, 06/04/2009 (cost $15,580,000)	15,580,000	15,580,000

TIME DEPOSITS 5.5%
Bank of Ireland:
0.27%, 06/01/2009	30,000,000	30,000,000
0.35%, 06/03/2009	75,000,000	75,000,000
Societe Generale, 0.19%, 06/01/2009	200,000,000	200,000,000

Total Time Deposits (cost $305,000,000)		305,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 10.4%
FFCB, FRN, 0.82%, 08/04/2009	75,000,000	75,000,000
FHLB, FRN, 0.53%, 06/01/2009	75,000,000	75,000,000
FHLMC, FRN, 0.72%, 06/01/2009	125,000,000	125,000,000
FNMA, FRN:
0.41%, 06/01/2009	200,000,000	199,994,864
1.03%, 07/13/2009	100,000,000	100,007,454

Total U.S. Government & Agency Obligations (cost $575,002,318)		575,002,318

REPURCHASE AGREEMENTS ^^ 1.7%
Deutsche Bank AG, 0.32%, dated 05/29/2009, maturing 06/01/2009, maturity value $45,001,200 (1)	45,000,000	45,000,000
State Street Corp., 0.12%, dated 05/29/2009, maturing 06/01/2009, maturity value $51,460,193 (2)	51,459,678	51,459,678

Total Repurchase Agreements (cost $96,459,678)		96,459,678

Total Investments (cost $5,551,433,922) 100.0%		5,551,433,922
Other Assets and Liabilities 0.0%		2,692,717

Net Assets 100.0%		$5,554,126,639

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid.
^^	Collateralized by:
(1)	$47,253,152 Giro Balanced Funding, 0.00%, 06/01/2009, value is $47,250,000.
(2)	$53,000,000 U.S. Treasury Note, 3.375%, 06/01/2009, value including accrued interest is $53,837,400.

3

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2009 (unaudited)

The date shown for each security represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

Summary of Abbreviations

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

On May 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	5,551,433,922
Level 3 – Significant Unobservable Inputs	0

Total	$5,551,433,922

4

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: July 30, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date: July 30, 2009